                    As Filed with the Securities and Exchange
                         Commission on February 26, 1998




                            1933 Act File No. 2-70863
                           1940 Act File No. 811-3126

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /   /
                                                                           ----
Pre-Effective Amendment No.                                                /   /
                                                                           ----



Post-Effective Amendment No. 27                                            / X /
                             --                                            ----




                                     and/or




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /   /
                                                                           ----

Amendment No. 29                                                           / X /
              --                                                           ----




                        (Check appropriate box or boxes.)

                               FREEDOM MUTUAL FUND
                           (Exact Name of Registrant)

                       One Beacon Street, Boston, MA 02108
                    (Address of Principal Executive Offices)

                                 (617) 523-3170
                         (Registrant's Telephone Number)


                               REGINA M. PISA, P.C.
                             Goodwin, Procter & Hoar LLP
                        Exchange Place, Boston, MA 02109
               (Name and Address of Agent for Service of Process)


                  Approximate date of proposed public offering:

         It is proposed that this filing will become effective under Rule 485 (check appropriate box):

         / / Immediately upon filing pursuant to paragraph (b) / X / On February 27, 1998, pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / On _____ pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / On _____ pursuant to paragraph (a)(2).




         If appropriate check the following box:

         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



         The Registrant, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, has previously registered an indefinite number of shares of the Freedom Cash Management Fund series and the Freedom Government Securities Fund series. A Rule 24f-2 Notice for the Registrant's most recent fiscal year with respect to the Freedom Cash Management Fund series and Freedom Government Securities Fund series will be filed on or about March 23, 1998.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)

Form N-1A Item No.                                                       Caption or Location
     Part A                                                                in Prospectuses
------------------                                                       -------------------


1.     Cover Page                                                      Same

2.     Synopsis                                                        Summary of Our Expenses

3.     Condensed Financial                                             Our Financial Highlights
         Information

4.     General Description of                                          Our Investment
         Registrant                                                    Objective and Policies; Our
                                                                       Organization and Special Considerations
                                                                       and Risk Factors

5.     Management of the Fund                                          Our Management; Additional
                                                                       Information


5A     Management's Discussion of Fund Performance                     [To be included in Annual Report to
                                                                       Shareholders]


6.     Capital Stock and Other                                         Our Organization and
         Securities                                                    Shares; Additional Information;
                                                                       Dividends; Taxes

7.     Purchase of Securities Being                                    How to Purchase Shares
         Offered

8.     Redemption or Repurchase                                        How to Redeem Shares

9.     Pending Legal Proceedings                                       Not Applicable

                                                                       Caption or Location in
Form N-1A Item No.
                                                                           Statements of
     Part B                                                            Additional Information
------------------                                                     -----------------------

10.    Cover Page                                                      Cover Page

11.    Table of Contents                                               Table of Contents

12.    General Information and History                                 General Information

13.    Investment Objectives and                                       Investment Objectives
       Policies                                                        and Policies; Investment Restrictions

14.    Management of the Fund                                          Management of the Trusts/Fund

                                      (ii)

                                                                       Caption or Location in

Form N-1A Item No.                                                          Statements of
     Part B                                                            Additional Information
------------------                                                     -----------------------

15.    Control Persons and Principal                                   Management of the Trusts/Fund
       Holders of Securities

16.    Investment Advisory and Other                                   The Investment Adviser;
       Services                                                        Distribution of Shares of the
                                                                       Trusts/Fund; Custodian; Financial
                                                                       Statements and Independent
                                                                       Accountants

17.    Brokerage Allocation and                                        Portfolio Transactions
       Other Practices

18.    Capital Stock and Other                                         General Information
       Securities

19.    Purchase, Redemption and Pricing                                Additional Information on Redemption;
       of Securities Being Offered                                     Net Asset Value

20.    Tax Status                                                      Additional Information on
                                                                       Taxes

21.    Underwriters                                                    Distribution of Shares of the
                                                                       Trusts/Fund

22.    Calculations of Performance Data                                Current Yield

23.    Financial Statements                                            Financial Statements and Independent
                                                                       Accountants

                                      (iii)

FREEDOM MUTUAL FUND                                                  [FLAG LOGO]

FREEDOM GROUP OF TAX EXEMPT FUNDS
--------------------------------------------------------------------------------


                ONE BEACON STREET - BOSTON, MASSACHUSETTS 02108

                           (800) 453-8206 NATIONWIDE

     We are two investment companies offering three separate portfolios, commonly known as mutual funds (the "Funds"), each of which is a no-load money market fund with its own specific investment objectives.

     Freedom Cash Management Fund -- A money market fund investing in a diversified portfolio of high-grade money market instruments.

     Freedom Government Securities Fund -- A money market fund investing exclusively in obligations issued or guaranteed as to both principal and interest by the U.S. Government and its agencies or instrumentalities.

     Freedom Tax Exempt Money Fund -- A money market fund investing in a diversified portfolio of high quality short-term municipal securities.

     INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.


     This Prospectus sets forth concisely the information about the Funds that you ought to know before investing. Please read the Prospectus and retain it for future reference. Additional information, contained in a Statement of Additional Information also dated February 27, 1998, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Funds at the address set forth above. The Statement of Additional Information having the same date as this Prospectus is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        PROSPECTUS -- FEBRUARY 27, 1998


                       ANNUAL REPORT -- DECEMBER 31, 1997

                               TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       ----
Page Introduction....................................................................    1
Benefits to Our Investors............................................................    1
Summary of Our Expenses..............................................................    2
Our Financial Highlights.............................................................    3
Our Investment Objectives............................................................    4
     Freedom Cash Management Fund....................................................    4
     Freedom Government Securities Fund..............................................    5
     Freedom Tax Exempt Money Fund...................................................    5
Certain Investment Strategies........................................................    6
Special Considerations -- Tax Exempt Money Fund......................................    7
How to Purchase Shares...............................................................    7
How to Redeem Shares.................................................................    9
Freedom Asset Account................................................................   12
Pricing of Our Shares................................................................   12
Dividends............................................................................   12
Current Yield........................................................................   13
Taxes................................................................................   13
Our Organization and Shares..........................................................   14
Our Management.......................................................................   15
Shareholder Services.................................................................   16
Additional Information...............................................................   17
Annual Report -- December 31, 1997...................................................   19

                                  INTRODUCTION


     We are two open-end diversified management investment companies offering three separate portfolios, commonly known as mutual funds (the "Funds"). Each Fund is a no-load money market fund which provides a stable net asset value and high current income by investing in a portfolio of high-quality money market obligations. The Funds described in this Prospectus are Freedom Cash Management Fund ("Cash Management Fund"), Freedom Government Securities Fund ("Government Securities Fund") and Freedom Tax Exempt Money Fund ("Tax Exempt Money Fund").


                           BENEFITS TO OUR INVESTORS

     Our money market funds offer you important benefits and conveniences:

     No Sales Charge, No Redemption Fee.

     Minimum Initial Investment:  $1,000.

     Minimum Subsequent Investment: $100. See "How to Purchase Shares" and "How to Redeem Shares".

     Liquidity and Share Price Stability: Investment liquidity through convenient purchase and redemption procedures. Stability of principal through maintenance of a constant net asset value of $1.00 per share.

     Checkwriting Privilege: You have the convenience of making redemptions without charge merely by writing a check. Such checks may be payable to anyone you wish and there is no limit on the number of checks you may write.


     Professional Management: Freedom Capital Management Corporation, founded in 1930, serves as the Funds' investment adviser (the "Adviser"). The Adviser provides a number of mutual funds and other clients with investment research and portfolio management services. Assets under the Adviser's supervision currently exceed $5.6 billion. The Adviser is an indirect, wholly-owned subsidiary of JHFSC Acquisition Corp.


     Free Exchange Privilege: You may exchange shares of any Fund without charge for shares of any other Fund described in this Prospectus.

     Investments in the Funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Funds will be able to maintain a stable $1.00 per share net asset value.

                            SUMMARY OF OUR EXPENSES


                                                       CASH            GOVERNMENT      TAX EXEMPT
                                                  MANAGEMENT FUND   SECURITIES FUND    MONEY FUND
                                                  ---------------   ----------------   ----------
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.................        None              None            None
Sales Load Imposed on Reinvested Dividends......        None              None            None
Redemption Fees.................................        None              None            None
Exchange Fees...................................        None              None            None
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)*
Management Fees.................................        .47%              .50%            .50%
12b-1 Fees......................................        None              None            None
Other Expenses..................................        .22%              .15%            .14%
          Total Fund Operating Expenses.........        .69%              .65%            .64%(a)


------------

* For the fiscal year ended December 31, 1997



(a) Absent fee credit allowed by the custodian, the total annual operating expenses for the Tax Exempt Money Fund for the fiscal year would have been .66%.


     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in each Fund. For further information on management fees, see "Our Management."

EXAMPLE

     The following example illustrates the effect of each Fund's expenses on the value of a hypothetical $1,000 investment at the end of one, three, five and ten year periods in that Fund. As noted in the table above, none of the Funds charge redemption fees of any kind. THE EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE EXPENSES OR INVESTMENT RETURNS. ACTUAL EXPENSES AND INVESTMENT RETURNS MAY BE GREATER OR LESS THAN SHOWN.


You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:




                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                        ------     -------     -------     --------
     Cash Management Fund...........................      $7         $22         $38         $100
     Government Securities Fund.....................      $7         $21         $36         $ 97
     Tax Exempt Money Fund..........................      $7         $20         $36         $ 96

                            OUR FINANCIAL HIGHLIGHTS



     The table of FINANCIAL HIGHLIGHTS below represents a summary history of our operations. The table uses the Funds' fiscal year (which ends December 31) and expresses the information in terms of a single share outstanding throughout each year. The table has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covering the fiscal years appears elsewhere in this Prospectus. The financial highlights information should be read in conjunction with the financial statements and related notes also included in this Prospectus.



                                                                                             NET        RATIO OF    RATIO OF NET
                            NET ASSET                DIVIDENDS    NET ASSET                ASSETS       EXPENSES     INVESTMENT
                              VALUE        NET        FROM NET      VALUE                  END OF      TO AVERAGE     INCOME TO
           YEAR             BEGINNING   INVESTMENT   INVESTMENT    END OF      TOTAL        YEAR         DAILY      AVERAGE DAILY
           ENDED             OF YEAR      INCOME       INCOME       YEAR       RETURN    (THOUSANDS)   NET ASSETS    NET ASSETS
--------------------------- ---------   ----------   ----------   ---------   --------   -----------   ----------   -------------
CASH MANAGEMENT FUND
December 31, 1997..........   $1.00      $ 0.0492     $(0.0492)     $1.00       5.03%    $1,746,837       0.69%          4.92%
December 31, 1996..........    1.00        0.0476      (0.0476)      1.00       4.86      1,637,286       0.71           4.76
December 31, 1995..........    1.00        0.0526      (0.0526)      1.00       5.38      1,346,625       0.73           5.26
December 31, 1994..........    1.00        0.0353      (0.0353)      1.00       3.59      1,083,661       0.75           3.54
December 31, 1993..........    1.00        0.0247      (0.0247)      1.00       2.50      1,138,578       0.75           2.47
December 31, 1992..........    1.00        0.0309      (0.0309)      1.00       3.13      1,069,472       0.78           3.09
December 31, 1991..........    1.00        0.0546      (0.0546)      1.00       5.60      1,183,684       0.77           5.46
December 31, 1990..........    1.00        0.0753      (0.0753)      1.00       7.80      1,103,050       0.78           7.49
December 31, 1989..........    1.00        0.0844      (0.0844)      1.00       8.78      1,111,954       0.80           8.45
December 31, 1988..........    1.00        0.0679      (0.0679)      1.00       7.01        800,970       0.85           6.81
GOVERNMENT SECURITIES FUND
December 31, 1997..........   $1.00      $ 0.0485     $(0.0485)     $1.00       4.96%    $  370,358       0.65%          4.86%
December 31, 1996..........    1.00        0.0460      (0.0460)      1.00       4.69        309,938       0.65           4.60
December 31, 1995..........    1.00        0.0500      (0.0500)      1.00       5.10        317,400       0.65           5.00
December 31, 1994..........    1.00        0.0331      (0.0331)      1.00       3.36        268,434       0.65           3.31
December 31, 1993..........    1.00        0.0246      (0.0246)      1.00       2.49        349,808       0.59           2.47
December 31, 1992..........    1.00        0.0315      (0.0315)      1.00       3.18        336,804       0.60           3.15
December 31, 1991..........    1.00        0.0521      (0.0521)      1.00       5.34        352,803       0.57           5.30
December 31, 1990..........    1.00        0.0743      (0.0743)      1.00       7.69        266,179       0.66           7.41
December 31, 1989..........    1.00        0.0817      (0.0817)      1.00       8.48        179,730       0.69           8.21
December 31, 1988..........    1.00        0.0647      (0.0647)      1.00       6.67        169,967       0.71           6.47
TAX EXEMPT MONEY FUND
December 31, 1997..........   $1.00      $ 0.0300     $(0.0300)     $1.00       3.04%*   $  289,904       0.64%(a)       3.00%(b)
December 31, 1996..........    1.00        0.0283      (0.0283)      1.00       2.86        263,089       0.63           2.82
December 31, 1995..........    1.00        0.0319      (0.0319)      1.00       3.23        274,076       0.64           3.19
December 31, 1994..........    1.00        0.0216      (0.0216)      1.00       2.19        248,045       0.65           2.16
December 31, 1993..........    1.00        0.0171      (0.0171)      1.00       1.73        270,474       0.63           1.71
December 31, 1992..........    1.00        0.0232      (0.0232)      1.00       2.35        243,333       0.63           2.32
December 31, 1991..........    1.00        0.0389      (0.0389)      1.00       3.96        252,393       0.61           3.90
December 31, 1990..........    1.00        0.0522      (0.0522)      1.00       5.35        251,439       0.59           5.20
December 31, 1989..........    1.00        0.0555      (0.0555)      1.00       5.69        229,859       0.60           5.58
December 31, 1988..........    1.00        0.0459(c)   (0.0459)(c)    1.00      4.69        205,166       0.57           4.57


---------------

(a) Ratio of expenses to average daily net assets prior to expense credits was 0.66% for 1997.



(b) Ratio of net investment income to average daily net assets prior to expense credits was 2.98% for 1997.



(c) Net of fees waived by the Adviser which amounted to $0.0008 per share in 1988.



* Total return would have been lower without credits allowed by the custodian.

                           OUR INVESTMENT OBJECTIVES

     In order to provide you with liquidity, the Funds follow practices to maintain a $1.00 share price: limiting their portfolios' average maturity to 90 days or less; buying securities which mature in 397 days or less; and buying only high quality securities with minimal credit risks. Of course, the Funds cannot guarantee a $1.00 share price, but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. While each Fund invests in high quality securities, you should be aware that your investment is not without risk even if all the securities in the portfolio are paid in full at maturity. Each of the Funds has a fundamental investment objective with an investment program to aid in achieving its objective. There is no assurance that the Funds will achieve their investment objectives. All money market instruments and debt securities, including U.S. Government securities, can change in value when interest rates change or when an issuer's creditworthiness changes.

     Each of the Funds will limit its portfolio investments to high quality money market obligations that, at the time of acquisition, (i) are rated in the two highest categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality as determined by the Adviser in accordance with procedures established by the Trustees (collectively, "Eligible Securities"). Each Fund will limit its investments to Eligible Securities that present minimal credit risk, as determined by the Adviser in accordance with procedures established by the Trustees.

     All Eligible Securities may be classified as "first tier" securities and "second tier" securities. In general, first tier securities consist of Eligible Securities that have received the highest rating by at least two NRSROs (or by one NRSRO if only one NRSRO has rated the security) or which are unrated but determined to be of comparable quality. All other Eligible Securities are classified as second tier securities. Neither the Cash Management Fund nor the Government Securities Fund may invest more than 5% of its total assets in second tier securities or invest more than 1% of its total assets or $1.0 million (whichever is greater) in the second tier securities of any single issuer. A description of the ratings of the NRSROs is contained in the Statement of Additional Information.

FREEDOM CASH MANAGEMENT FUND

     Investment Objective. The Cash Management Fund seeks to achieve as high a rate of current income as is consistent with maintenance of liquidity and preservation of capital.

     Investment Program. To achieve its objectives, the Fund invests in a diversified portfolio of short-term, U.S. dollar-denominated instruments of U.S. and foreign issuers. These instruments include securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, foreign governments, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, asset-backed securities, repurchase agreements, and high-quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest.

     Foreign obligations, including obligations of foreign banks, U.S. branches and agencies of foreign banks, and foreign branches of U.S. banks, may involve different risks than domestic obligations, including unfavorable political and economic developments, currency controls or other governmental restrictions which could affect the payment of principal or interest. Additionally, foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers.

FREEDOM GOVERNMENT SECURITIES FUND

     Investment Objective. The Government Securities Fund seeks to achieve as high a rate of current income as is consistent with maintenance of liquidity and preservation of capital.

     Investment Program. To achieve its objectives, the Fund invests exclusively in short-term U.S. Treasury securities, U.S. Government agency securities and repurchase agreements with respect to such securities. Some U.S. Government agency securities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States Treasury; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury.


FREEDOM TAX EXEMPT MONEY FUND


     Investment Objective. The Tax Exempt Money Fund seeks to achieve as high a rate of current income exempt from federal income taxes as is consistent with maintenance of liquidity and preservation of capital.


     Investment Program. To protect its capital, the Fund invests only in highly rated securities. The Fund may invest in "Municipal Securities", which, as used in this Prospectus, means obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax. Municipal Securities include tax anticipation notes, revenue anticipation notes, general obligation bonds, industrial revenue bonds, construction loan notes, bond anticipation notes, tax exempt commercial paper and short-term municipal bonds. The tax exempt status of a Municipal Security is determined by the issuer's bond counsel at the time of the issuance of the security. Interest income of the Fund which is exempt from federal income tax is expected to retain its tax-free status when distributed to shareholders. Such income may be subject to state and local taxes.


     The Fund may also invest in when-issued securities and certain variable and floating rate demand notes. Variable and floating rate demand notes generally have a maturity in excess of one year, but permit their holder to demand prepayment upon a specified number of days' notice.


     Certain of the Municipal Securities may be backed by a letter of credit issued by a domestic or a foreign bank in order to improve their credit rating. In that case, the Fund considers the bank to be the ultimate obligor and credit risk. See "Special Considerations -- Tax Exempt Money Fund."


     It is a fundamental policy of the Fund that during normal market conditions the Fund's assets will be invested so that at least 80% of the Fund's income during its fiscal year will be exempt from federal personal income taxes. Up to 20% of the Fund's portfolio may be invested in issues which are not exempt from federal income tax such as commercial paper, corporate notes, certificates of deposit, obligations of the U.S. Government, its agencies or instrumentalities (and repurchase agreements secured by these obligations). Under federal tax legislation, the interest on certain tax exempt securities which the Fund may purchase will be included in income subject to the federal individual alternative minimum tax. The Fund's present policy is to invest no more than 20% of its total assets in taxable securities including those subject to the alternative minimum tax. During periods of uncertain market conditions, the Fund may place more than 20% of its total assets for temporary defensive purposes in taxable investments or cash reserves.

                         CERTAIN INVESTMENT STRATEGIES

     Repurchase Agreements. Each of the Funds may enter into repurchase agreements with a bank, financial institution or broker-dealer as a means of earning income for periods as short as overnight. A repurchase agreement provides for a Fund to purchase securities, subject to the seller's agreement to repurchase such securities at a specified time (normally the next business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate its collateral, in the event of a default by the seller, could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Fund could suffer a loss. No Fund will invest more than 10% of its net assets in repurchase agreements of more than one week's duration.

     Borrowing. Each Fund may borrow up to 10% of the value of its net assets from banks for temporary purposes (not for leveraging or investment) but will not make any new investments so long as such borrowings exceed 5% of the value of its net assets.

     Illiquid Securities. Each Fund may invest up to 10% of its net assets in securities for which no readily available market exists (including repurchase agreements maturing in more than one week) or for which there are legal or contractual restrictions on resale. However, if the Trustees or the Adviser determine, based upon a review of Board approved guidelines, that restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 are liquid or, with respect to the Cash Management Fund only, that commercial paper issued as part of a non-public offering pursuant to Section 4(2) of the Securities Act of 1933 is liquid, then they may be purchased without regard to the 10% limit. The Trustees will carefully monitor each Fund's investments in Rule 144A securities, and the Cash Management Fund's investments in Section 4(2) commercial paper, focusing on factors, among others, such as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     When-Issued Securities. The Tax Exempt Money Fund may invest in "when-issued" securities. When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment and settlement, the Fund does not accrue interest but the market value may fluctuate. This can result in the Fund's share value increasing or decreasing. If the

Fund invests in securities of this type, it will maintain a segregated account to pay for them and mark it to market daily.

                SPECIAL CONSIDERATIONS -- TAX EXEMPT MONEY FUND

     The ability of the Tax Exempt Money Fund to achieve its investment objective is dependent on the continuing ability of the issuers of Municipal Securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. It should also be pointed out that, unlike other types of investments, Municipal Securities traditionally have not been subject to regulation by, or registration with, the Securities and Exchange Commission, although there have been proposals which would provide for regulation in the future.

     With respect to Municipal Securities that are backed by a letter of credit issued by a foreign bank, the ultimate source of payment is the foreign bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

                             HOW TO PURCHASE SHARES

GENERAL


     Shares of the Funds are distributed by Tucker Anthony Incorporated ("Tucker Anthony"), Sutro & Co., Incorporated ("Sutro") and Freedom Distributors Corporation ("Freedom", and together with Tucker Anthony and Sutro, the "Distributors"). State Street Bank and Trust Company ("State Street") acts as the Funds' custodian. John Hancock Signature Services, Incorporated ("JHSS") acts as the Funds' transfer and shareholder services agent.


     YOU MAY OPEN AN ACCOUNT IN ANY FUND BY PLACING AN ORDER FOR AT LEAST $1,000. YOU MAY THEN MAKE SUBSEQUENT INVESTMENTS FOR $100 OR MORE.

     Shares of the Funds are offered on a continuing basis without a sales charge at a public offering price equal to the net asset value next determined after a purchase order is received in proper form as described below. Shares may be purchased either (1) through the Distributors, utilizing an existing or new securities brokerage account with a Tucker Anthony or Sutro account executive, or (2) directly through JHSS. Orders to purchase shares do not become effective until receipt of "Federal Funds" (monies credited to JHSS's account with its registered Federal Reserve Bank) by JHSS.

     There is no minimum amount for initial or subsequent investment (i) by a tax-deferred retirement plan (Cash Management Fund and Government Securities Fund only) or (ii) in connection with purchases through the automatic "sweep" program (described below) sponsored by Tucker Anthony and Sutro (all Funds). Where a bank, investment adviser or similar institution has a large number of accounts and is willing to receive a monthly summary of accounts in lieu of the regular statement for each account under its control, the minimum amount for initial investments by individual accounts covered by the summary of accounts is reduced to $100. All payments will be invested in full and fractional shares.

PURCHASES BY CLIENTS OF TUCKER ANTHONY AND SUTRO

     If you have a brokerage account with Tucker Anthony or Sutro, and have not elected the automatic "sweep" program described below, you may purchase any Fund's shares through your account executive. In order to purchase through your account, your account must have a free credit balance (i.e. immediately available funds). If a properly completed order to purchase Fund shares is received at any Tucker Anthony or Sutro office before 12:00 noon New York time and paid utilizing a free credit balance available on a brokerage account, Tucker Anthony or Sutro will transfer Federal Funds to the Fund and your order will be executed on the same business day. However, if a properly completed order to purchase Fund shares is received at any Tucker Anthony or Sutro office after 12:00 noon New York time and paid utilizing a free credit balance available on a brokerage account, Tucker Anthony or Sutro will transfer Federal Funds to the Fund and your order will be executed on the next business day and dividends on such shares will begin on that day. Accordingly, Tucker Anthony or Sutro may benefit from the use of free credit balances in your account prior to their transfer to a Fund.

     Certificates for shares owned generally are not issued to you if you have purchased your shares through Tucker Anthony or Sutro. Tucker Anthony and Sutro will receive statements and dividends directly from the Funds and will in turn provide you with account statements reflecting a Fund's purchases, redemptions and dividend payments.

     "Sweep" Program. You may also purchase any Fund's shares by participating in the "sweep" program of Tucker Anthony and Sutro in which any free credit cash balance (in available funds) of any amount in your Tucker Anthony/Sutro brokerage account is invested in one of the Funds automatically no less frequently than weekly. Under the terms of this program, you may have your free credit balance invested in shares of any Fund although at any one time your free credit balance may be invested automatically in only one Fund (the "Designated Fund"). Free credit cash balances (in available funds) of $2,000 or more will be invested in shares of the Designated Fund automatically on the next business day. Automatic purchases using free credit balances of less than $2,000 will be made weekly, generally on Monday (or the next business day if any Monday is a holiday) of each week based upon the free credit balance in the account at the close of business on the preceding Friday. Unless you have elected cash dividends, dividends on your shares in the Designated Fund will be automatically reinvested in shares monthly. Redemptions will be effected automatically to satisfy debit balances in your brokerage account created by activity therein. Each brokerage account will be scanned automatically for debits each business day as of the close of business on that day and, after application of any free credit cash balances in the account to such debits, a sufficient number of shares of the Designated Fund owned by you will be redeemed at 12:00 noon the following business day to satisfy any remaining debits in the brokerage account. Tucker Anthony or Sutro may benefit from the use of free credit balances in your account prior to their transfer to a Fund.

     If you wish additional information concerning the "sweep" program, please call your account executive.

OTHER INVESTORS -- PURCHASE BY CHECK OR WIRE

     Purchase by Mail. On an initial purchase, complete the Purchase Application included in this Prospectus, indicating which of the Funds you wish to invest in and each of the services to be used, and mail it, together with a check written against a U.S. bank and payable to Freedom Cash Management Fund, Freedom Government Securities Fund or Freedom Tax Exempt Money Fund, to:

                       John Hancock Signature Services, Incorporated [Name of Fund(s)]
                       Attn: Dealer Services
                       P.O. Box 9102
                       Boston, Massachusetts 02205-9102

     Subsequent purchases of $100 or more may also be made through JHSS by forwarding payment, together with the detachable stub from your account statement or a letter containing your account number. When you pay by check, your order for additional shares of a Fund will be executed at the price next determined after Federal Funds become immediately available to the applicable Fund. Federal Funds normally do not become available to a Fund when payment is by check until two business days or more after the check is deposited. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted into Federal Funds. When you purchase shares by check, the Funds can hold payment on redemptions until they are reasonably satisfied that the investment has been collected (which can take up to ten days).

     Purchase by Wire Transfer. You may also purchase shares of any Fund through JHSS by means of a wire order. Please call JHSS toll free at (800) 257-3336 for instructions. You should then give instructions to your wiring bank to transmit the specified amount in Federal Funds to: First Signature Bank & Trust, Portsmouth, New Hampshire -- Freedom Group of Money Funds, Attention:
[Name of Fund(s)], ABA #211475000, specifying on the wire your account number and your name.

     If you transfer Federal Funds by wire in this manner, the transfer may be subject to a service charge by your bank. If notice from your bank of the wire transfer is received by JHSS before 12:00 noon New York time, your order will be executed at 12:00 noon New York time on that day. If notice from your bank of the wire transfer is received by JHSS after 12:00 noon New York time, your order will be executed at 12:00 noon New York time on the next business day.

                              HOW TO REDEEM SHARES

GENERAL

     Redemption orders are effected at the net asset value next determined after receipt of the order by JHSS. For your convenience, and so that you can continue earning daily dividends for as long as possible, the Funds have established several different redemption procedures described below. SHOULD THE REDEMPTION INCLUDE SHARES PURCHASED BY CHECK, PAYMENT MAY BE DELAYED FOR UP TO TEN DAYS AFTER THE PURCHASE IN ORDER TO ALLOW THE PURCHASE CHECK TO CLEAR. A redemption of shares purchased by wire will not be subject to this period of delay.

     The shares of any Fund may be redeemed in several ways: (1) shares purchased through a Tucker Anthony or Sutro brokerage account can be redeemed by placing a redemption order with your account executive or by check redemption, and (2) shares purchased directly may be redeemed by mail, by expedited redemption (i.e., wire redemption if you have elected this option on your Purchase Application) or by check redemption.

REDEMPTION THROUGH YOUR TUCKER ANTHONY OR SUTRO BROKERAGE ACCOUNT

     In order to redeem shares purchased through a Tucker Anthony or Sutro brokerage account, you should advise your account executive, by telephone or mail, to execute the redemption. If a properly completed order to redeem Fund shares is received by a Tucker Anthony or Sutro office after 12:00 noon New York time, your order will be forwarded to the appropriate Fund and will be executed on the following business day. Redemption proceeds will be held in your brokerage account unless you give instructions to your account executive to reinvest or remit the proceeds to you. Generally, redemption proceeds will not be invested for your benefit without specific instruction, and Tucker Anthony or Sutro may benefit from the use of temporarily uninvested funds.

DIRECT REDEMPTION

     Redemptions by mail and expedited redemptions are not available for shares purchased through a Tucker Anthony or Sutro brokerage account. Any such redemption requests received by JHSS will be forwarded to the appropriate Tucker Anthony or Sutro account executive who will process them as described above.


     Redemption By Mail. You may redeem shares by mail. Payment of the redemption proceeds will ordinarily be made within seven days after the request for redemption is received in "good order" at the net asset value next determined. If you send your redemption order to JHSS by mail, you must assume responsibility for assuring that the request for redemption is received in "good order". "Good order" means that the request must be accompanied by the following:


          (a) A letter of instruction specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered;

          (b) For a redemption order over $25,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, a guarantee of the signature of each registered owner by a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a recognized stock exchange (a signature guarantee by a savings bank or notarization by a notary public are not acceptable); and

          (c) Additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations.

     All proceeds from redemptions are mailed to your address of record. If you are uncertain as to the requirements for redemption, please call JHSS toll free at (800) 257-3336. All redemption requests by mail should be mailed to:

                       John Hancock Signature Services, Incorporated [Name of Fund(s)]
                       Attention: Dealer Services
                       P.O. Box 9102
                       Boston, Massachusetts 02205-9102

     Expedited Redemptions. If you have elected the expedited redemption option on the Purchase Application on file with JHSS and wish to redeem $5,000 or more from any Fund, you may request that payment be made in Federal Funds. Shareholders may place orders for expedited redemption with JHSS without a signature guarantee and have the proceeds sent by wire to a bank or trust company account previously designated in writing. Please call JHSS toll free at
(800) 257-3336 for instructions. If the expedited redemption order is received by JHSS's Boston office prior to 12:00 noon New York time on a day on which the New York Stock Exchange is open, payment will be wired to your bank on the same business day, provided that it is a member of the Federal Reserve System and that the federal wire system is open. However, if your bank is not a member of the Federal Reserve System, Federal Funds may not reach your bank until the next business day. If the redemption order is received after 12:00 noon New York time, the redemption will be executed and payment will be wired in Federal Funds on the next business day.

CHECK REDEMPTIONS

     You can redeem shares by writing checks drawn on State Street payable in any amount. In order to redeem shares by writing a check, you must complete a Purchase Application electing the checkwriting feature and return it either to your investment executive if you have a brokerage account or directly to JHSS if you do not have a brokerage account. If you have elected the checkwriting service on the Purchase Application on file with JHSS, you will be provided with an initial order of checks free of charge. You may write checks payable to the order of any person (including any corporation, bank, trust, etc.) in any amount. When your check is presented for payment, JHSS as transfer agent will cause the Fund to redeem a sufficient number of shares to cover the amount of the check. This procedure entitles you to continue receiving dividends on those shares equal to the amount of the check until such time as the check is presented to JHSS for payment. If you do not own sufficient shares of the Fund to cover a check, the check will be returned to the payee marked "insufficient funds." Should the redemption include shares purchased by check, payment may be delayed for up to ten days after the purchase in order to allow the purchase check to clear. A redemption of shares purchased by wire will not be subject to this period of delay. As the aggregate amount owned by a shareholder may change each day, you should not attempt to redeem all shares held in your account by using the check redemption procedure. Cancelled checks will be returned to shareholders monthly. For information on account statements, see "Shareholder Services."

     The Funds reserve the right to terminate or alter the check writing service at any time after giving shareholders 30 days written notice. Your shareholder account will be charged $20.00 each for stop payment orders or checks returned for "insufficient funds."

ADDITIONAL INFORMATION ON REDEMPTION

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds reserve the right to involuntarily redeem shareholder accounts in any Fund which have less than $500 in them as of the end of any month. If a Fund elects to redeem such accounts, it will notify the shareholders of its intention to do so and provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to $500 or more within 30 days of the notice. The Funds will not redeem accounts which fall below $500 as a result of reduction in net asset value per share.

                             FREEDOM ASSET ACCOUNT


     The Freedom Asset Account provides an alternative method for investing in shares of the Funds in conjunction with a program of four financial services:
(1) a Sutro or Tucker Anthony securities margin account ("securities account");
(2) one of the Funds; (3) a check writing facility on an account maintained at Banc One; and (4) a Visa Gold(R)Debit Card with ATM access from Banc One.



     To participate in the Freedom Asset Account, an investor must place in a securities account, cash, marketable securities or a combination of the two having a gross market value of no less than $10,000 and must meet credit criteria established by Banc One. All customary transactional fees incurred in use of a securities account must be paid by the participant, including brokerage fees for securities transactions and interest on margin loans, if any.



     THIS SECTION IS ONLY A BRIEF DESCRIPTION OF THE FREEDOM ASSET ACCOUNT AND ITS RELATION TO THE FUNDS AND DOES NOT DESCRIBE ALL OF THE FEATURES OF THE FREEDOM ASSET ACCOUNT. PLEASE CONTACT YOUR ACCOUNT EXECUTIVE FOR FURTHER INFORMATION AND REVIEW CAREFULLY THE FREEDOM SERVICES CORPORATION FREEDOM ASSET ACCOUNT AGREEMENT.


                             PRICING OF OUR SHARES

     The net asset value per share of the Funds for the purpose of pricing orders for the purchase and redemption of shares is determined daily as of 12:00 noon New York time, Monday through Friday, exclusive of national business holidays. Purchase or redemption orders accepted by JHSS prior to 12:00 noon New York time will be priced at 12:00 noon New York time that day. Purchase or redemption orders accepted by JHSS subsequent to 12:00 noon New York time will be priced at 12:00 noon New York time the next day that net asset value is computed. Net asset value per share is computed by taking the value of all assets of any Fund, less liabilities, and dividing by the number of shares of the Fund outstanding. To determine the value of the assets of any Fund for the purpose of obtaining the net asset value, portfolio securities are valued at amortized cost, as described below, and interest is accrued daily.

     Amortized cost valuation involves valuing a security at its cost and adding or subtracting, ratably to maturity, any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Under the amortized cost method of valuation, neither the amount of daily income nor net asset value is affected by any unrealized appreciation or depreciation of the portfolio. As a result, in periods of declining interest rates, the indicated daily yield on a portfolio valued by amortized cost will be higher than on a portfolio valued by market prices.

                                   DIVIDENDS

     Dividends from net investment income are declared daily and paid monthly on or about the fifteenth day of the following month. Dividend payments include all dividends declared during the prior month and not previously paid. You will receive dividends automatically in additional shares at net asset value, or you may elect to receive cash. Redemption payments for the entire account value will include all unpaid dividends.

     Purchase orders which are received together with Federal Funds prior to 12:00 noon New York time will receive the dividend declared that day, and redemption orders effected prior to 12:00 noon New York time will not receive that day's dividend.

                                 CURRENT YIELD

     From time to time, each Fund may quote its yield in advertisements or in reports to shareholders. Performance information ratings as reported in national financial publications such as Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, may also be used in comparing the performance of the Funds to other money market funds with similar investment objectives. Each Fund calculates its annualized simple and compound yields based on a seven-day period. Since net investment income of the Funds changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yield for any future period. CURRENT YIELD INFORMATION FOR THE FUNDS MAY BE OBTAINED BY CALLING TOLL-FREE AT 1-800-453-8206.

                                     TAXES

     Cash Management Fund and Government Securities Fund. Each Fund will distribute all of its net investment income and capital gains net of capital losses to shareholders. Income dividends and distributions of realized net short-term capital gains paid by each Fund are taxable to you as ordinary income whether received in cash or reinvested in additional shares of the Fund. Properly designated distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of the length of time you have held shares of a Fund and whether received in cash or additional shares of a Fund.

     Government Securities Fund. For mutual funds organized as business trusts (such as the Fund), most states' laws provide for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Thus, for residents of most states, the portion of distributions derived from the Fund's income from investment in U.S. Government securities should be free from state and local income taxes. You may wish to consult your own tax adviser regarding the tax laws in your state.

     Tax Exempt Money Fund. The Fund intends to meet all the IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends" which means that the Fund may pass on to you the federal tax exempt status of this investment income. For federal income tax purposes, your proportionate share of taxable distributions from the Fund's other net investment income and net short-term capital gains, if any, will be taxable as ordinary income, whether received in cash or invested in additional shares. Properly designated distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund and whether received in cash or additional shares of the Fund.

     The tax-exempt status of distributions for federal income tax purposes may not result in similar treatment under the laws of a particular state or local taxing authority. You should consult your tax adviser about the status of distributions from the Fund in your state and locality.


     The table below shows the approximate taxable securities yields which are equivalent to yields of Municipal Securities from 2% to 5% under federal income tax laws that apply to 1998.



                         JOINT RETURN                                    TAX EXEMPT YIELD
                       -----------------     INCOME         ------------------------------------------
SINGLE RETURN***                               TAX
-----------------
                                            BRACKET**
                                            ---------
            TAXABLE INCOME*                                   2%          3%          4%          5%
----------------------------------------                    ------      ------      ------      ------
                                                                      EQUIVALENT YIELD TABLE
$0-25,300              $0-42,350                 15%        2.35%       3.53%       4.71%       5.88%
$25,300-61,400         $42,350-102,300           28%        2.78%       4.17%       5.56%       6.94%
$61,400-128,100        $102,300-155,950          31%***     2.90%       4.35%       5.80%       7.25%
$128,100-278,450       $155,950-278,450          36%***     3.13%       4.69%       6.25%       7.81%
 Over $278,450         Over $278,450           39.6%***     3.31%       4.97%       6.62%       8.28%


------------

  * Other than surviving spouses and heads of households.

 ** Net amount subject to federal income tax after deductions and exemptions.


*** To implement the phase-out of personal exemption deductions for single taxpayers having 1998 adjusted gross income of more than $124,500 and married taxpayers (filing jointly) having 1998 adjusted gross income of more than $186,800, the exemption deduction is reduced by two percent for each $2,700 by which adjusted gross income exceeds the threshold amounts. For taxpayers having 1998 adjusted gross income of more than $124,500 ($62,250 for married filing separately), certain allowable itemized deductions are reduced. These adjustments may result in effective marginal tax rates greater than those indicated above. Please consult your tax adviser regarding your situation.


     General. Each Fund in which you own shares will inform you of the amount and nature of its distributions annually. The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In connection with this withholding requirement, you will be asked to certify on your account application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS. Each of the Funds qualified as a regulated investment company under Subchapter M of the Internal Revenue Code for its most recent fiscal year.

                          OUR ORGANIZATION AND SHARES

     Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are open-end management investment companies organized as Massachusetts business trusts. Freedom Mutual Fund was organized on December 22, 1980 and Freedom Group of Tax Exempt Funds was organized on June 1, 1982. Freedom Mutual Fund currently has two funds, Freedom Cash Management Fund and Freedom Government Securities Fund. Freedom Group of Tax Exempt Funds currently has two funds, Freedom Tax Exempt Money Fund and Freedom California Tax Exempt Money Fund (which is described in a separate prospectus). The Boards of Trustees supervise our activities and review our contractual arrangements with companies that provide us with services. We reserve the right to create and issue a number of series of shares, or funds, which are separately managed and have different investment objectives. Each Fund has the right to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such Fund, although the management of each Fund currently has no intention to do so. Each share of each Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and nonassessable. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share regardless of the net asset value thereof (with proportionate voting for fractional shares). Shareholders of a Fund are not entitled to vote on any matter which does not affect their Fund but which requires a separate vote of another Fund.

     Under each Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Investment Company Act of 1940. The shareholders of each Trust elected a Board of Trustees at a meeting held on December 16, 1996. Thereafter, the Trustees are a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time, another meeting of shareholders will be called to elect Trustees. Under each Trust's Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares and holders of ten percent or more of the outstanding shares of each Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as "partners" for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself was unable to meet its obligations, a possibility which the Adviser believes is remote. Although each Trust is offering for sale only its own shares and is not participating in the sale of shares of the other Trust, the Trusts have been informed that it is the position of the staff of the Securities and Exchange Commission that it is possible that a Trust is liable for any misstatements in this Prospectus concerning the other Trust.

                                 OUR MANAGEMENT

     The Boards of Trustees and officers provide broad supervision over the affairs of the Funds.

ADVISER

     The Funds' Adviser, Freedom Capital Management Corporation, One Beacon Street, Boston, Massachusetts, provides each Fund with overall investment advisory and administrative services, as well as general office facilities pursuant to advisory agreements (the "Advisory Agreements"). As compensation for its services, under the Advisory Agreements the Adviser receives from each Fund a fee computed and paid monthly based upon the average daily net asset value of the Fund, at the annual rate of one-half of one percent (0.50%) on the first $500 million of average net assets and forty-five hundredths of one percent (0.45%) on average daily net assets in excess of that amount.

     Expenses not expressly assumed by the Adviser under the Advisory Agreements are paid by each Fund. These include, but are not limited to, taxes, legal, transfer agent, custodian and auditing fees and printing and other expenses relating to each Fund's operations. Total expenses for each such Fund for the year ended December 31, 1997, reflected as an annualized percentage of each Fund's average net assets were as follows: 0.69% for the Cash Management Fund, 0.65% for the Government Securities Fund and 0.64% for the Tax Exempt Money Fund. From time to time in the past, the Adviser has waived some or all of its advisory fees due from the Tax Exempt Money Fund.



     The Adviser is an indirect, wholly-owned subsidiary of JHFSC Acquisition Corp., a Delaware Corporation formed in 1996. JHFSC Acquisition Corp. is located at One Beacon Street, Boston, Massachusetts 02108. JHFSC Acquisition Corp. is owned by the following persons: Thomas H. Lee Equity Fund III, L.P., a post-venture stage strategic capital fund located at 75 State Street, Boston, Massachusetts 02109; SCP Private Equity Partners, L.P., a post-venture stage strategic capital fund located at 435 Devon Park Drive, Wayne, Pennsylvania 19087; and certain members of management and employees of Freedom Securities Corporation, which is the direct parent of the Adviser, and certain members of management and employees of subsidiaries of Freedom Securities Corporation.



     Freedom, a registered broker-dealer which acts as a distributor with respect to the Funds' shares, is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of JHFSC Acquisition Corp. Tucker Anthony and Sutro, each a brokerage firm which is a member of the New York Stock Exchange, also act as distributors with respect to the Funds' shares and are indirect subsidiaries of JHFSC Acquisition Corp.


                              SHAREHOLDER SERVICES

ACCOUNT STATEMENTS

     You will receive a statement of account each time shares are purchased or redeemed and a report not less frequently than quarterly from JHSS or monthly from Tucker Anthony or Sutro, showing the activity in your account.

     Shares are maintained by each Fund on its register maintained by JHSS, and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

EXCHANGE PRIVILEGE

     Shares of each Fund may be exchanged for shares of the other Funds described in this Prospectus. In addition, if you are a resident of the State of California, shares of the Funds may be exchanged for shares of the Freedom California Tax Exempt Money Fund, a no-load money market fund investing in high quality short-term California municipal securities the income of which is exempt from federal income tax and California personal income tax. You should carefully review the prospectus describing the Freedom California Tax Exempt Money Fund prior to making your exchange.

     Exchanges are subject to a minimum investment requirement of $1,000, with subsequent exchanges permitted in amounts of $100 or more. Any such exchange is made on the basis of the net asset value per share of the Funds on the date the exchange request is received.

     IF YOU HAVE A BROKERAGE ACCOUNT WITH SUTRO OR TUCKER ANTHONY, YOU MUST PLACE EXCHANGE ORDERS THROUGH YOUR ACCOUNT EXECUTIVE. IF YOU DO NOT HAVE AN ACCOUNT WITH SUTRO OR TUCKER

ANTHONY, YOU MAY MAKE AN EXCHANGE IN WRITING OR BY TELEPHONE. Exchanges of shares can be made by writing John Hancock Signature Services, Incorporated,
Attention: Freedom Group of Money Funds, Attention: Dealer Services, P.O. Box 9102, Boston, Massachusetts 02205-9102. If you do not have a brokerage account with Sutro or Tucker Anthony, you also have the automatic privilege of exchanging your shares by telephone. To place a telephone exchange request, call JHSS at (800) 257-3336. JHSS employs the following procedures to confirm that instructions received by telephone are genuine. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. Telephone instructions are recorded. If reasonable procedures, such as those described above, are not followed, the Funds may be liable for any loss due to unauthorized or fraudulent instructions. In all other cases, neither the Funds nor JHSS will be liable for any loss or expense for acting upon telephone instructions made in accordance with the telephone transaction procedures described above. During times of drastic economic or market conditions, the telephone exchange privilege may be difficult to implement because of busy telephone lines. In such times, you may prefer to submit your exchange requests by express mail c/o the Fund(s) to: John Hancock Signature Services, Incorporated, 101 Huntington Avenue, Attention: Dealer Services, Boston, MA 02205-9102, Attention: Freedom Group of Money Funds. Telephone and written exchange requests must be received by 4:00 p.m. New York time on a Fund business day to be effective that day. An exchange can be made only between accounts that are registered in the same name. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time upon sixty (60) days' notice to shareholders. You should carefully review the part of this Prospectus describing the Fund into which your exchange is being made prior to making your exchange.

BANK INVESTING PLAN AND SYSTEMATIC WITHDRAWAL PLAN

     Please call (800) 257-3336 for more information concerning these plans.

RETIREMENT PLANS (Cash Management Fund and Government Securities Fund only)

     Taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, prototype plans are made available by your investment executive for eligible persons to establish Keogh plans, IRA plans and Simplified Employee Pension plans (SEP/IRA). Other investors interested in any of such plans may obtain additional information from JHSS at (800) 257-3336.

                             ADDITIONAL INFORMATION

QUESTIONS ABOUT THE FUNDS

     For further information about the Funds, please contact your Tucker Anthony or Sutro account executive or call JHSS toll free at (800) 257-3336.

TRANSFER AGENT, CUSTODIAN AND SHAREHOLDER SERVICES

     John Hancock Signature Services, Incorporated. ("JHSS") acts as transfer and shareholder services agent for the Funds. JHSS is an indirect, wholly-owned subsidiary of John Hancock Mutual

Life Insurance Company. State Street Bank and Trust Company holds all cash and securities of the Funds as their custodian.


     Freedom Services Corporation ("FSC"), under the terms of a Service Agreement with the Funds, provides many of the shareholder services (such as providing monthly account statements and processing purchase and sale orders) for shareholders who hold shares of the Funds through their brokerage accounts. FSC receives from each of the Funds a fee of $10.50 per account in payment for the shareholder services it provides. Transfer agent charges from JHSS are reduced for those shareholder accounts that are held through a brokerage account with FSC.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

     Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 acts as the independent accountants for the Funds.


     The financial statements of Freedom Cash Management Fund, Freedom Government Securities Fund and Freedom Tax Exempt Money Fund for the year ended December 31, 1997 appear on pages 19 through 35.


                            ------------------------


     This Prospectus does not contain all the information included in the Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statements including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
  FREEDOM CASH MANAGEMENT FUND
  FREEDOM GOVERNMENT SECURITIES FUND
  FREEDOM TAX EXEMPT MONEY FUND

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights appearing on page 3 of the Prospectus present fairly, in all material respects, the financial position of Freedom Cash Management Fund and Freedom Government Securities Fund, (each a series of Freedom Mutual Fund) and Freedom Tax Exempt Money Fund (a series of Freedom Group of Tax Exempt Funds) (the "Funds") at December 31, 1997, the results of each of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts

January 30, 1998

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
           DECEMBER 31, 1997


                                                                                   FREEDOM           FREEDOM          FREEDOM
                                                                                     CASH           GOVERNMENT       TAX EXEMPT
                                                                                  MANAGEMENT        SECURITIES         MONEY
                                                                                     FUND              FUND             FUND
                                                                                --------------     ------------     ------------
ASSETS
   Investments, at amortized cost.............................................  $1,731,020,724     $359,795,604     $286,451,060
   Cash.......................................................................         608,927           75,879            8,731
   Receivable for Fund shares sold............................................      26,025,919       11,077,101        3,679,244
   Interest receivable........................................................         457,523          282,106        1,653,570
   Prepaid expenses...........................................................          67,066           12,740           11,152
   Other assets...............................................................          65,871           18,473           21,495
                                                                                --------------     ------------     ------------
   TOTAL ASSETS...............................................................   1,758,246,030      371,261,903      291,825,252
                                                                                --------------     ------------     ------------
LIABILITIES
   Payable for Fund shares redeemed...........................................      10,059,275          616,003        1,690,626
   Dividends payable..........................................................         252,996           49,447           26,929
   Accrued expenses:
       Investment adviser's fee...............................................         690,925          155,007          129,964
       Transfer agent and shareholder servicing fee...........................         263,425           26,374           25,247
       Custodian fees.........................................................          31,889            9,146              587
       Trustees' fee..........................................................             582            3,279            1,330
       Other..................................................................         110,234           44,443           46,087
                                                                                --------------     ------------     ------------
   TOTAL LIABILITIES..........................................................      11,409,326          903,699        1,920,770
                                                                                --------------     ------------     ------------
NET ASSETS....................................................................  $1,746,836,704     $370,358,204     $289,904,482
                                                                                ==============     ============     ============
NET ASSETS CONSIST OF:
   Capital paid in............................................................  $1,746,992,586     $370,357,295     $289,887,113
   Accumulated net realized gain (loss).......................................        (155,882)             909           17,369
                                                                                --------------     ------------     ------------
                                                                                $1,746,836,704     $370,358,204     $289,904,482
                                                                                ==============     ============     ============
SHARES ISSUED AND OUTSTANDING (UNLIMITED SHARES AUTHORIZED)...................   1,746,992,586      370,357,295      289,887,113
                                                                                --------------     ------------     ------------
NET ASSET VALUE PER SHARE.....................................................  $         1.00     $       1.00     $       1.00
                                                                                ==============     ============     ============


                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
      YEAR ENDED DECEMBER 31, 1997

                                                                                       FREEDOM         FREEDOM         FREEDOM
                                                                                        CASH         GOVERNMENT      TAX EXEMPT
                                                                                     MANAGEMENT      SECURITIES         MONEY
                                                                                        FUND            FUND            FUND
                                                                                     -----------     -----------     -----------
INTEREST INCOME....................................................................  $93,583,936     $17,647,477     $10,321,047
                                                                                     -----------     -----------     -----------
EXPENSES
   Investment adviser's fee........................................................    7,749,372       1,603,441       1,416,138
   Transfer agent & shareholder services...........................................    2,921,680         242,500         188,465
   Custodian.......................................................................      293,035          61,558          72,357
   Compensation of Trustees........................................................       52,160          17,430          14,290
   Audit...........................................................................       37,690          10,950          31,125
   Legal...........................................................................       54,750          10,540          36,295
   Printing, postage and stationery................................................      139,650          51,325          47,910
   Membership dues.................................................................       66,240          14,316          12,882
   Registration expense............................................................      172,240          46,500          41,150
   Insurance expense...............................................................       56,130          10,995          10,259
   Other...........................................................................        5,300           1,825              --
                                                                                      ----------     -----------     -----------
   TOTAL EXPENSES..................................................................   11,548,247       2,071,380       1,870,871
                                                                                      ----------     -----------     -----------
   LESS EXPENSE REDUCTIONS.........................................................          --               --         (50,517)
                                                                                      ----------     -----------     -----------
   NET EXPENSES....................................................................   11,548,247       2,071,380       1,820,354
                                                                                      ----------     -----------     -----------
NET INVESTMENT INCOME..............................................................   82,035,689      15,576,097       8,500,693
                                                                                      ----------     -----------     -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS............................................       (4,832)         (5,428)          9,609
                                                                                     -----------     -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................  $82,030,857     $15,570,669     $ 8,510,302
                                                                                     ===========     ===========     ===========

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
 FREEDOM GROUP OF TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                     FREEDOM                             FREEDOM                             FREEDOM
                              CASH MANAGEMENT FUND             GOVERNMENT SECURITIES FUND             TAX EXEMPT MONEY FUND
                        ---------------------------------   ---------------------------------   ---------------------------------
                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                             1997              1996              1997              1996              1997              1996
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS:
   Net investment
    income............       82,035,689   $    71,363,421   $    15,576,097   $    14,463,300   $     8,500,693   $     8,093,896
   Net realized gain
    (loss) from
    investments.......           (4,832)           (3,685)           (5,428)               52             9,609                --
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net increase in net
    assets resulting
    from operations...       82,030,857        71,359,736        15,570,669        14,463,352         8,510,302         8,093,896
DIVIDENDS TO
 SHAREHOLDERS.........      (82,035,689)      (71,363,421)      (15,576,097)      (14,463,300)       (8,500,693)       (8,093,896)
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
                                 (4,832)           (3,685)           (5,428)               52             9,609                --
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value
  of $1 per share)
   Proceeds from sale
    of shares.........    6,067,062,337     5,556,198,753     1,063,295,849     1,060,548,970     1,124,077,515     1,066,733,465
   Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends.........       79,934,035        69,100,632        15,263,922        13,800,298         8,269,139         7,489,562
   Cost of shares
    redeemed..........   (6,037,440,505)   (5,334,634,861)   (1,018,134,261)   (1,081,811,460)   (1,105,540,880)   (1,085,210,380)
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    Net increase
      (decrease) from
      capital share
      transactions....      109,555,867       290,664,524        60,425,510        (7,462,192)       26,805,774       (10,987,353)
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net increase
    (decrease) in net
    assets............      109,551,035       290,660,839        60,420,082        (7,462,140)       26,815,383       (10,987,353)
NET ASSETS:
   Beginning of
    year..............    1,637,285,669     1,346,624,830       309,938,122       317,400,262       263,089,099       274,076,452
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   End of year........  $ 1,746,836,704   $ 1,637,285,669   $   370,358,204   $   309,938,122   $   289,904,482   $   263,089,099
                        ===============   ===============   ===============   ===============   ===============   ===============
DIVIDENDS TO
 SHAREHOLDERS PER
 SHARE................  $        0.0492   $        0.0476   $        0.0485   $        0.0460   $        0.0300   $        0.0283
                        ===============   ===============   ===============   ===============   ===============   ===============


                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                      INVESTMENTS AS OF DECEMBER 31, 1997

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE           VALUE
  -------        ----        ----           -----
COMMERCIAL PAPER -- 97.3%
ABBEY NATIONAL BANK
$20,000,000      5.590%     01/22/98    $   19,934,783
  7,400,000      5.600%     01/22/98         7,375,827
 37,000,000      5.500%     02/02/98        36,819,111
 15,000,000      5.720%     03/02/98        14,857,000
  5,000,000      5.530%     03/16/98         4,943,164

AMERICAN EXPRESS CREDIT CORP.
 17,000,000      5.510%     02/02/98        16,916,738
 10,000,000      5.490%     03/03/98         9,906,975

AMERICAN GENERAL FINANCE CORP.
 10,000,000      5.540%     01/12/98         9,983,072
 12,000,000      5.650%     01/13/98        11,977,400
  6,000,000      5.570%     01/22/98         5,980,505
  6,000,000      5.600%     01/22/98         5,980,400
 17,000,000      5.700%     01/29/98        16,924,633
 15,000,000      5.750%     02/03/98        14,920,937
 10,000,000      5.750%     03/03/98         9,902,569

AMERICAN HOME PRODUCTS CORP.
 20,000,000      5.570%     01/16/98        19,953,583
 25,000,000      5.760%     01/27/98        24,896,000

ASSET SECURITIZATION COOPERATIVE CORP.
  2,000,000      5.620%     01/21/98         1,993,756
 12,000,000      5.610%     01/29/98        11,947,640
 12,000,000      5.900%     01/30/98        11,942,967
 20,000,000      5.730%     02/06/98        19,885,400
 15,000,000      5.780%     02/18/98        14,884,400
  8,500,000      5.670%     02/19/98         8,434,401
 10,000,000      5.750%     02/25/98         9,912,153
  5,000,000      5.750%     03/19/98         4,938,507

ASSOCIATES CORPORATION OF NORTH AMERICA
 20,000,000      5.520%     01/05/98        19,987,733
 10,000,000      5.510%     01/15/98         9,978,572
  9,500,000      5.710%     01/15/98         9,478,905
  6,000,000      5.570%     01/26/98         5,976,792
  9,000,000      5.650%     01/27/98         8,963,275
 24,000,000      5.590%     01/30/98        23,891,927
  4,000,000      5.580%     02/11/98         3,974,580
  5,000,000      5.680%     02/15/98         4,966,078

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE           VALUE
  -------        ----        ----           -----
BANK OF NOVA SCOTIA
$30,000,000      5.590%     02/03/98    $   29,846,275

BEAR STEARNS COMPANIES, INC.
 10,000,000      5.630%     01/15/98         9,978,105
 25,000,000      5.560%     02/10/98        24,845,555

CAISSE D'AMORTISSEMENT DE LA DETTE SOCIALE
  7,000,000      5.600%     02/13/98         6,953,178
 29,500,000      5.620%     02/13/98        29,301,973
 20,000,000      5.580%     03/23/98        19,748,900

CANADIAN IMPERIAL HOLDINGS INC.
 25,000,000      5.540%     01/05/98        24,984,611
 15,000,000      5.530%     01/05/98        14,990,783
 25,000,000      5.545%     01/07/98        24,976,896
 10,000,000      5.530%     01/08/98         9,989,247

CAPITAL ONE FUNDING CORP.
 20,266,000      6.000%     01/02/98        20,266,000

CARCO AUTO LOAN MASTER TRUST
 50,000,000      5.625%     01/15/98        50,000,000

CHEVRON TRANSPORT CORP.
  5,000,000      5.550%     01/07/98         4,995,375
 15,000,000      5.700%     02/06/98        14,914,500
 10,000,000      5.700%     02/12/98         9,933,500
  5,000,000      5.610%     03/04/98         4,951,692

COMMERZBANK U.S. FINANCE INC.
 10,000,000      5.630%     01/14/98        10,000,000

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS INC.
  8,600,000      5.570%     01/08/98         8,590,686
  5,000,000      5.750%     01/09/98         4,993,611
 10,600,000      5.570%     01/12/98        10,581,959
  4,100,000      5.600%     01/15/98         4,091,071
 13,300,000      5.550%     01/16/98        13,269,244
  1,600,000      5.720%     01/20/98         1,595,170
  1,500,000      5.720%     01/23/98         1,494,757
  3,000,000      5.750%     01/23/98         2,989,458
  1,971,000      5.720%     02/17/98         1,956,281


                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE           VALUE
  -------        ----        ----           -----
COMMERCIAL PAPER -- (CONTINUED)
DUN & BRADSTREET CORP.
$21,000,000      5.630%     01/20/98    $   20,937,601
 10,000,000      6.000%     01/21/98         9,966,667
  7,000,000      5.570%     01/22/98         6,977,256
  6,000,000      5.700%     02/13/98         5,959,150
 15,000,000      5.730%     03/09/98        14,840,037
 10,000,000      5.730%     03/12/98         9,888,583
  9,000,000      5.700%     03/19/98         8,890,275

FORD MOTOR CREDIT CORP.
 10,000,000      5.520%     01/06/98         9,992,333
  7,000,000      5.720%     01/09/98         6,991,102
 40,000,000      5.600%     01/16/98        39,906,667
 20,000,000      5.560%     01/21/98        19,938,222
  5,000,000      5.540%     01/21/98         4,984,611
  5,000,000      5.580%     02/06/98         4,972,100

GENERAL ELECTRIC CAPITAL CORP.
 13,000,000      5.500%     01/05/98        12,992,055
 10,000,000      5.550%     01/08/98         9,989,208
 15,000,000      5.540%     01/14/98        14,969,992
 10,000,000      5.500%     01/20/98         9,970,972
  5,000,000      5.550%     02/03/98         4,974,563
 15,000,000      5.540%     02/12/98        14,903,050
 10,000,000      5.580%     02/17/98         9,927,150
 10,000,000      5.590%     02/26/98         9,913,044

GLAXO WELLCOME PLC
  5,000,000      5.560%     01/20/98         4,985,328
 20,000,000      5.590%     01/23/98        19,931,678
  7,828,000      5.550%     01/28/98         7,795,416
 10,000,000      5.640%     02/17/98         9,926,367
  5,400,000      5.750%     02/24/98         5,353,425

GOLDEN PEANUT CO.
  6,750,000      5.580%     02/03/98         6,715,474
  3,000,000      5.580%     02/05/98         2,983,725
  5,000,000      5.570%     02/13/98         4,966,735
 12,000,000      5.560%     02/20/98        11,907,333
  5,000,000      5.570%     02/20/98         4,961,319
  6,000,000      5.550%     02/27/98         5,947,275
  4,000,000      5.560%     03/06/98         3,960,462

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE           VALUE
  -------        ----        ----           -----
GOLDEN PEANUT CO. -- (CONTINUED)
$ 3,000,000      5.600%     03/10/98    $    2,968,267
  5,600,000      5.630%     03/17/98         5,534,317
  6,000,000      5.630%     03/20/98         5,926,810
  9,560,000      5.700%     04/08/98         9,413,174

GOLDMAN SACHS & CO.
  7,000,000      5.840%     01/23/98         6,975,018
 25,000,000      5.720%     02/12/98        24,833,167
 10,000,000      5.700%     03/04/98         9,901,833
 15,000,000      5.650%     04/09/98        14,769,292
 15,000,000      5.650%     05/11/98        14,693,958
 15,000,000      5.650%     05/12/98        14,691,604

HEINZ (H.J.) CO.
  5,040,000      5.580%     01/15/98         5,029,063

J.P. MORGAN & CO., INC.
  4,002,000      5.570%     01/30/98         3,984,043
 10,000,000      5.750%     02/03/98         9,947,292

MERRILL LYNCH & CO.
 18,000,000      5.620%     01/09/98        17,977,520
  6,000,000      5.530%     01/12/98         5,989,862
 10,000,000      5.580%     01/12/98         9,982,950
 16,000,000      5.600%     01/26/98        15,937,778
 21,000,000      5.560%     02/09/98        20,873,510
 10,000,000      5.750%     02/13/98         9,931,319

METLIFE FUNDING, INC.
 10,000,000      5.730%     02/06/98         9,942,700
 10,000,000      5.680%     02/23/98         9,916,378

MONSANTO CO.
 11,800,000      5.540%     01/07/98        11,789,105
 10,000,000      5.780%     02/27/98         9,908,483

NEW CENTER ASSET TRUST
 15,000,000      5.810%     01/13/98        14,970,950

PITNEY BOWES CREDIT CORP.
  4,700,000      5.480%     01/20/98         4,686,407

PROCTER & GAMBLE CO.
 25,000,000      5.500%     01/23/98        24,915,972

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE           VALUE
  -------        ----        ----           -----
COMMERCIAL PAPER -- (CONTINUED)
PRUDENTIAL FUNDING CORP.
$13,000,000      5.500%     01/06/98    $   12,990,069
 15,000,000      5.510%     01/06/98        14,988,521
 10,000,000      5.520%     01/07/98         9,990,800
 14,000,000      5.510%     01/08/98        13,985,001
 15,000,000      5.540%     01/13/98        14,972,300
  4,000,000      5.550%     01/27/98         3,983,967
  8,800,000      5.730%     02/11/98         8,742,573

SHEFFIELD RECEIVABLES CORP.
  7,000,000      5.610%     01/16/98         6,983,638
 25,000,000      5.750%     01/21/98        24,920,139
 25,000,000      5.760%     01/23/98        24,912,000
 20,000,000      5.800%     02/11/98        19,867,889
 10,000,000      5.820%     02/13/98         9,930,483

TECO FINANCE, INC.
 17,100,000      5.570%     02/04/98        17,010,045

TORONTO-DOMINION HOLDINGS USA INC.
 15,000,000      5.660%     02/19/98        14,884,442

UBS FINANCE (DE) INC.
 25,000,000      6.750%     01/02/98        24,995,313

USAA CAPITAL CORP.
  9,000,000      5.500%     01/12/98         8,984,875
 25,000,000      5.540%     01/14/98        24,949,986
 19,000,000      5.680%     01/30/98        18,913,064
 15,000,000      5.710%     02/05/98        14,916,729
 10,000,000      5.700%     02/26/98         9,911,333
                                        --------------
TOTAL COMMERCIAL PAPER..............     1,700,311,724
                                        --------------
 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE           VALUE
  -------        ----        ----           -----
MUNICIPAL SECURITIES -- 0.6%
MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
$10,000,000      5.800%     01/07/98    $   10,000,000
                                        --------------


                       DESCRIPTION
               ---------------------------
 REPURCHASE AGREEMENT -- 1.2%
   20,709,000  Bankers Trust Co. 5.75%
                 dated 12/31/97 due
                 1/02/98 with a maturity
                 value of $20,715,615
                 (Collateralized by a U.S.
                 Treasury Note valued at
                 $20,769,499)                   20,709,000
                                            --------------
 TOTAL INVESTMENTS -- 99.1%...............   1,731,020,724(a)
 Other Assets & Liabilities,                    15,815,980
   Net -- 0.9%............................
                                            --------------
 TOTAL NET ASSETS -- 100.0%...............  $1,746,836,704
                                            ==============
 ------------
 (a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                       FREEDOM GOVERNMENT SECURITIES FUND

                      INVESTMENTS AS OF DECEMBER 31, 1997

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE          VALUE
-----------     ------     --------     ------------
U.S. GOVERNMENT AGENCY ISSUES -- 97.1%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 8.2%
$   475,000     5.450%     01/07/98     $    474,569
    760,000     5.460%     01/13/98          758,617
    200,000     5.480%     01/13/98          199,635
  8,200,000     5.480%     01/13/98        8,185,021
  5,600,000     5.450%     01/16/98        5,587,283
  2,300,000     5.410%     02/04/98        2,288,248
  8,500,000     5.590%     02/09/98        8,448,526
    375,000     5.450%     02/10/98          372,729
  4,000,000     5.600%     02/10/98        3,975,111
                                        ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...................       30,289,739
                                        ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 84.9%
 25,000,000     5.749%     01/02/98       25,000,000
  3,675,000     5.350%     01/06/98        3,672,269
  6,800,000     5.340%     01/07/98        6,793,948
  7,100,000     5.410%     01/07/98        7,093,598
 20,100,000     5.420%     01/07/98       20,081,843
  3,900,000     5.490%     01/07/98        3,896,432
  9,000,000     5.420%     01/09/98        8,989,160
  3,100,000     5.490%     01/12/98        3,094,800
 18,625,000     5.530%     01/14/98       18,587,807
  2,100,000     5.400%     01/15/98        2,095,590
  1,960,000     5.380%     01/16/98        1,955,606
 10,000,000     5.430%     01/16/98        9,977,375
  5,000,000     5.430%     01/16/98        4,988,688
  1,275,000     5.440%     01/20/98        1,271,339
  3,250,000     5.570%     01/21/98        3,239,943
  2,600,000     5.550%     01/26/98        2,589,979
 10,530,000     5.390%     01/28/98       10,487,432
  3,500,000     5.400%     01/30/98        3,484,775
  2,400,000     5.420%     01/30/98        2,389,521
  4,800,000     5.420%     01/30/98        4,779,043
 12,000,000     5.470%     01/30/98       11,947,123
 15,900,000     5.480%     01/30/98       15,829,810
  9,500,000     5.460%     02/04/98        9,451,012

 PRINCIPAL                 MATURITY
  AMOUNT         RATE        DATE          VALUE
-----------     ------     --------     ------------
FEDERAL HOME LOAN BANK DISCOUNT
  NOTES -- (CONTINUED)
$ 4,900,000     5.440%     02/05/98     $  4,874,084
  5,000,000     5.470%     02/06/98        4,972,650
  1,200,000     5.490%     02/06/98        1,193,412
  5,000,000     5.500%     02/12/98        4,967,917
  2,650,000     5.400%     02/13/98        2,632,908
 12,000,000     5.500%     02/13/98       11,921,167
  8,000,000     5.550%     02/13/98        7,946,967
  3,500,000     5.420%     02/20/98        3,473,653
 10,250,000     5.510%     02/23/98       10,166,853
  1,400,000     5.380%     02/25/98        1,388,493
 10,000,000     5.540%     02/25/98        9,915,361
 11,000,000     5.540%     02/25/98       10,906,897
 10,000,000     5.565%     03/04/98        9,904,158
  2,840,000     5.390%     03/06/98        2,812,786
 14,060,000     5.410%     03/06/98       13,924,774
 15,000,000     5.590%     03/25/98       14,806,679
  5,200,000     5.400%     05/18/98        5,093,140
 12,400,000     5.430%     09/21/98       11,908,102
                                        ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...................      314,507,094
                                        ------------
FEDERAL HOME LOAN BANK FLOATING RATE
  NOTES -- 1.3%(B)
  5,000,000     5.899%     11/06/98        4,998,771
                                        ------------
TOTAL FEDERAL HOME LOAN BANK
  FLOATING RATE NOTES..............        4,998,771
                                        ------------
STUDENT LOAN MARKETING ASSOCIATION NOTES -- 2.7%
 10,000,000     5.779%     04/16/98       10,000,000
                                        ------------
TOTAL STUDENT LOAN MARKETING
  ASSOCIATION NOTES................       10,000,000
                                        ------------
TOTAL U.S. GOVERNMENT AGENCY
  ISSUES -- 97.1%..................      359,795,604(a)
Other Assets & Liabilities
  Net -- 2.9%......................       10,562,600
                                        ------------
TOTAL NET ASSETS -- 100.0%.........     $370,358,204
                                        ============


------------
(a) COST FOR TAX PURPOSES IS THE SAME.


(b)FLOATING RATE SECURITY. RATE SHOWN IS AS OF


    DECEMBER 31, 1997.


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------   -----------------------------  ------------
MUNICIPAL SECURITIES -- 98.8%
ALABAMA -- 1.3%
$ 3,800,000   Alabama HFA Series 92A
                (AmSouth LOC) 3.70%
                1-07-98....................  $  3,800,000
                                              -----------
ARIZONA -- 6.6%
              Apache County IDA (Tucson
                Electric & Gas)
 13,000,000     (Barclays Bank LOC) 3.70%
                1-07-98....................    13,000,000
  2,100,000     (Chemical Bank LOC) 3.70%
                1-07-98....................     2,100,000
  1,500,000   Maricopa County PCR
                (Barclay's Bank LOC) 3.70%
                1-07-98....................     1,500,000
  1,500,000   Mesa Municipal Development
                Corp. (West Deutsche
                Landesbank LOC) 3.75%
                1-22-98....................     1,500,000
  1,000,000   Salt River Agricultural
                Improvement & Power
                District (Escrowed in U.S.
                Government Securities)
                7.875% 1-02-98.............     1,020,000
                                              -----------
                                               19,120,000
                                              -----------
ARKANSAS -- 2.6%
  7,600,000   Arkansas Development Finance
                Authority (Citibank LOC)
                4.15% 1-08-98..............     7,600,000
                                              -----------
CALIFORNIA -- 3.1%
  2,000,000   California Higher Education
                Loan Authority (National
                Westminster LOC) 3.95%
                5-01-98....................     2,000,000
  3,000,000   Los Angeles County TRANS
                4.50% 6-30-98..............     3,009,257
  1,900,000   Los Angeles Regional Airport
                Commission (Societe
                Generale LOC) 5.00%
                1-02-98....................     1,900,000
  2,000,000   Riverside County TRANS 4.50%
                6-30-98....................     2,005,212
                                              -----------
                                                8,914,469
                                              -----------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
                                             -----------
COLORADO -- 0.9%
$ 1,000,000   Colorado Health Facilities
                Authority (MBIA/Credit
                Suisse) 4.15% 1-08-98......  $  1,000,000
  1,575,000   Colorado HFA (MBIA/ Rabobank)
                4.15% 1-08-98..............     1,575,000
                                              -----------
                                                2,575,000
                                              -----------
DELAWARE -- 0.7%
  2,000,000   Delaware Economic Development
                Authority (MBIA/Morgan
                Stanley) 3.65% 1-07-98.....     2,000,000
                                              -----------
DISTRICT OF COLUMBIA -- 0.7%
  2,000,000   Washington D.C. TRANS (Union
                Bank of Switzerland/Morgan
                Guaranty LOC) 4.50%
                9-30-98....................     2,009,027
                                              -----------
FLORIDA -- 1.8%
  5,065,000   Putnam County PCR (Seminole
                Electric) (NRUCFC) 3.60%
                6-15-98....................     5,065,000
                                              -----------
GEORGIA -- 5.0%
  3,250,000   Burke County PCR (Oglethorpe
                Power) (AMBAC) 3.80%
                5-28-98....................     3,250,000
  2,190,000   Fulton County TANS (YMCA
                Project) (Wachovia LOC)
                3.70% 1-07-98..............     2,190,000
  1,000,000   Georgia Municipal Electric
                Authority (Credit Suisse/
                Morgan Guaranty) 3.65%
                1-07-98....................     1,000,000
  4,000,000   Georgia Municipal Gas
                Authority (Wachovia/ Morgan
                Guaranty/Bank of
                America/Landesbank Hessen
                Thuringen/ Bayerische
                Landesbank Girozentrale
                LOC) 4.15% 1-07-98.........     4,000,000


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------            -----------           -----------
MUNICIPAL SECURITIES -- (CONTINUED)
GEORGIA -- (CONTINUED)
$ 4,100,000   Savannah Port Authority IDA
                (Pier 1 Imports) (National
                Westminster LOC) 3.75%
                1-07-98....................  $  4,100,000
                                              -----------
                                               14,540,000
                                              -----------
IDAHO -- 0.5%
  1,500,000   Idaho TANS Series 96 4.625%
                6-30-98....................     1,505,304
                                              -----------
ILLINOIS -- 10.4%
              Chicago O'Hare International
                Airport
  6,200,000     Series 84A (Societe
                Generale LOC) 3.70%
                1-07-98....................     6,200,000
  3,500,000     Series 84B (Societe
                Generale LOC) 3.70%
                1-07-98....................     3,500,000
              Illinois Development Finance
                Authority
  4,300,000     (Aurora Central Catholic
                H.S.) (Northern Trust LOC)
                4.00% 1-07-98..............     4,300,000
  2,000,000     (Comm. Ed.) (AMBAC/ Morgan
                Guaranty) 3.70% 1-02-98....     2,000,000
  1,000,000     (Illinois Power Co.)
                (Canadian Imperial Bank of
                Canada LOC) 3.70% 1-07-98..     1,000,000
  1,000,000     (Lake Forest Academy)
                (Northern Trust LOC) 4.00%
                1-07-98....................     1,000,000
  3,000,000     (Presbyterian Homes)
                (LaSalle National Bank LOC)
                4.00% 1-07-98..............     3,000,000
              Illinois Health Facilities
                Authority
  1,645,000     (Alexis Brothers) (MBIA/
                Morgan Guaranty) 3.75%
                1-29-98....................     1,645,000
  2,520,000     (Alexis Brothers) (MBIA/
                Morgan Guaranty) 3.75%
                2-11-98....................     2,520,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------            -----------           -----------
ILLINOIS -- (CONTINUED)
$ 5,000,000   Lisle Health Facilities
                Authority (FNMA) 3.70%
                1-07-98....................  $  5,000,000
                                              -----------
                                               30,165,000
                                              -----------
INDIANA -- 1.8%
  2,800,000   Indiana HEFA (Deaconess
                Hospital) (FNB-Chicago LOC)
                3.70% 1-07-98..............     2,800,000
  1,500,000   Indianapolis MFHA (Canal
                Square Proj.) (Societe
                Generale LOC) 3.70%
                1-07-98....................     1,500,000
  1,000,000   Whiting Economic Development
                Revenue (Amoco) 3.80%
                2-15-98....................     1,000,000
                                              -----------
                                                5,300,000
                                              -----------
KENTUCKY -- 0.6%
  1,700,000   Kentucky Infrastructure
                Authority (PNC Bank LOC)
                3.75% 1-07-98..............     1,700,000
                                              -----------
LOUISIANA -- 6.6%
  4,200,000   Ascension Parish IDA (Borden
                Project) (Credit Suisse
                LOC) 3.70% 1-07-98.........     4,200,000
    400,000   East Baton Rouge IDA (Georgia
                Pacific) (Toronto Dominion
                LOC) 4.15% 1-08-98.........       400,000
  1,100,000   Lake Charles Harbor &
                Terminal District (Canadian
                Imperial Bank of Commerce
                LOC) 3.70% 1-07-98.........     1,100,000
  2,100,000   Louisiana Public Facility
                Authority (Swiss Bank LOC)
                3.65% 1-07-98..............     2,100,000


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------            -----------           -----------
MUNICIPAL SECURITIES -- (CONTINUED)
LOUISIANA -- (CONTINUED)
              Plaquemines Port Harbor &
                Terminal Authority
$ 3,700,000     (Tampa Electric Co. Finance
                Corp.) 3.75% 2-06-98.......  $  3,700,000
  1,000,000     (Tampa Electric Co. Finance
                Corp.) 3.75% 2-09-98.......     1,000,000
  4,450,000     (Tampa Electric Co. Finance
                Corp.) 3.75% 2-23-98.......     4,450,000
  2,000,000   Plaquemines Port Harbor &
                Terminal Authority Series B
                (Morgan Guaranty LOC) 3.75%
                3-15-98....................     2,000,000
                                              -----------
                                               18,950,000
                                              -----------
MAINE -- 1.4%
  4,035,000   Maine HEFA (Bowdoin College)
                (State Street Bank LOC)
                3.70% 1-07-98..............     4,035,000
                                              -----------
MARYLAND -- 0.4%
  1,100,000   Maryland HEFA (Pooled Loan
                Program) (FNB-Chicago LOC)
                3.70% 1-07-98..............     1,100,000
                                              -----------
MASSACHUSETTS -- 2.0%
  5,800,000   Massachusetts Bay Transit
                Authority (State Street
                Bank LOC) 3.75% 3-01-98....     5,800,000
                                              -----------
MICHIGAN -- 2.5%
  1,200,000   Delta County Economic
                Development Corp. (United
                Bank of Switzerland LOC)
                3.65% 1-16-98..............     1,200,000
  1,000,000   Ingham Economic Development
                Corp. (National Australia
                Bank LOC) 4.00% 1-07-98....     1,000,000
  1,100,000   Michigan Strategic Fund (Dow
                Chemical) 3.75% 1-12-98....     1,100,000
  3,000,000   Michigan State 4.50%
                9-30-98....................     3,015,812
  1,000,000   Pontiac (AMBAC) 4.15%
                6-01-98....................     1,001,413
                                              -----------
                                                7,317,225
                                              -----------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------           -----------
MINNESOTA -- 0.7%
$ 1,000,000   Duluth PCR (Lake Superior
                Paper Industries) (Wachovia
                Bank LOC) 4.15% 1-08-98....  $  1,000,000
  1,000,000   Southern Minnesota Municipal
                Power Agency (Escrowed in
                U.S. Government Securities)
                8.00% 1-02-98..............     1,020,000
                                              -----------
                                                2,020,000
                                              -----------
MISSOURI -- 3.0%
  1,300,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                LOC) 3.70% 1-07-98.........     1,300,000
              Missouri Environmental
                Improvement Bonds (United
                Bank of Switzerland LOC)
  3,000,000     3.80% 1-14-98..............     3,000,000
  2,000,000     3.70% 1-27-98..............     2,000,000
  2,500,000   Missouri HEFA (SSM Health
                Care Project) (MBIA/Credit
                Suisse) 3.70% 1-07-98......     2,500,000
                                              -----------
                                                8,800,000
                                              -----------
NEW HAMPSHIRE -- 1.2%
  2,100,000   New Hampshire Business
                Finance Authority (CT Light
                & Power) Series 92A
                (Canadian Imperial Bank of
                Commerce LOC) 3.70%
                1-07-98....................     2,100,000
  1,300,000   New Hampshire HEFA (Mary
                Hitchcock Hospital) (FGIC/
                Chemical Bank) 3.65%
                1-07-98....................     1,300,000
                                              -----------
                                                3,400,000
                                              -----------
NEW MEXICO -- 2.4%
  4,000,000   Farmington PCR (El Paso
                Electric) (Barclays Bank
                LOC) 3.70% 1-07-98.........     4,000,000
  3,000,000   New Mexico TRANS 4.50%
                6-30-98....................     3,009,571
                                              -----------
                                                7,009,571
                                              -----------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------            -----------           -----------
MUNICIPAL SECURITIES -- (CONTINUED)
NEW YORK -- 6.6%
$ 2,500,000   Municipal Assistance Corp. of
                New York (Landesbank Hessen
                LOC) 3.65% 3-11-98.........  $  2,500,000
  9,000,000   Municipal Assistance Corp. of
                New York (WestDeutsche
                Landesbank LOC) 3.55%
                1-07-98....................     9,000,000
  2,500,000   New York City Housing
                Development Corp. (Columbus
                Green) (FNMA) 3.55%
                1-07-98....................     2,500,000
  3,000,000   New York Energy Research &
                Development Authority (J.P.
                Morgan LOC) 3.65%
                3-15-98....................     3,000,000
  2,000,000   New York Energy Research &
                Development Authority
                (United Bank of Switzerland
                LOC) 3.80% 12-01-98........     2,000,000
                                              -----------
                                               19,000,000
                                              -----------
NORTH CAROLINA -- 8.3%
              North Carolina Eastern
                Municipal Power (Canadian
                Imperial Bank of Commerce
                LOC)
  1,500,000     3.75% 1-08-98..............     1,500,000
  1,000,000     3.80% 1-15-98..............     1,000,000
  1,000,000     3.60% 3-06-98..............     1,000,000
  1,950,000   North Carolina Eastern
                Municipal Power (Morgan
                Guaranty/United Bank of
                Switzerland LOC) 3.65%
                4-09-98....................     1,950,000
              North Carolina Educational
                Facilities (Bowman Gray
                Medical School) (Wachovia
                Bank LOC)
  4,700,000     3.70% 1-07-98..............     4,700,000
  3,000,000     4.05% 1-08-98..............     3,000,000
  2,200,000   North Carolina Educational
                Facilities (Elon College)
                (Nationsbank LOC) 3.70%
                1-07-98....................     2,200,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------            -----------           -----------
NORTH CAROLINA -- (CONTINUED)
$ 4,800,000   North Carolina Educational
                Facilities (Moses Cone
                Hospital) (Wachovia Bank
                LOC) 4.15% 1-08-98.........  $  4,800,000
              North Carolina Municipal
                Power Agency (Catawba
                Electric) (Morgan Guaranty/
                United Bank of Switzerland
                LOC)
  2,000,000     3.70% 2-13-98..............     2,000,000
  2,000,000     3.65% 3-09-98..............     2,000,000
                                              -----------
                                               24,150,000
                                              -----------
OHIO -- 2.6%
  5,000,000   Cincinnati Student Loan
                Funding Corp. (Bank of
                America LOC) 3.70%
                12-29-98...................     5,000,000
  2,500,000   Franklin County Hospital
                Revenue Bonds (U.S. Health
                Corp.) (Morgan Guaranty
                LOC) 4.20% 1-08-98.........     2,500,000
                                              -----------
                                                7,500,000
                                              -----------
PENNSYLVANIA -- 1.1%
  1,000,000   Bethlehem Area School
                District (Escrowed in U.S.
                Government Securities)
                4.20% 9-01-98..............     1,002,879
  2,300,000   Pennsylvania HEFA (Allegheny
                Delaware Valley) (PNC Bank
                LOC) 3.65% 1-07-98.........     2,300,000
                                              -----------
                                                3,302,879
                                              -----------
RHODE ISLAND -- 0.3%
  1,000,000   Rhode Island Port Authority
                (Newport Electric)
                (Canadian Imperial Bank of
                Commerce LOC) 3.70%
                1-07-98....................     1,000,000
                                              -----------


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------            -----------           -----------
MUNICIPAL SECURITIES -- (CONTINUED)
SOUTH CAROLINA -- 4.0%
$ 3,300,000   Piedmont Municipal Power
                Agency (Credit Suisse LOC)
                3.73% 1-07-98..............  $  3,300,000
  1,600,000   South Carolina Economic
                Development (Franciscan
                Health System) (Chemical
                Bank LOC) 5.00% 1-02-98....     1,600,000
  1,945,000   York County (North Carolina
                Electric) (NRUCFC) 3.70%
                3-15-98....................     1,944,601
  4,695,000   York County (Saluda River
                Project) (NRUCFC) Series E1
                3.65% 2-15-98..............     4,695,000
                                              -----------
                                               11,539,601
                                              -----------
TENNESSEE -- 0.3%
  1,000,000   Metropolitan Government of
                Nashville & Davidson County
                (Vanderbuilt University)
                3.65% 1-15-98..............     1,000,000
                                              -----------
TEXAS -- 9.5%
  2,650,000   Austin County IDA (Justin
                Industries Inc.) (Citibank
                LOC) 3.70% 1-07-98.........     2,650,000
              Austin Utilities System
                Revenue (Morgan Guaranty
                LOC)
  2,000,000     3.70% 1-20-98..............     2,000,000
  3,000,000     3.70% 2-19-98..............     3,000,000
  1,100,000   Denton Independent School
                District (Texas Permanent
                School Fund Guaranty) 3.90%
                8-15-98....................     1,100,000
  1,000,000   Grapevine IDA (J.P. Morgan
                LOC) 5.00% 1-02-98.........     1,000,000
  3,000,000   Harris County Public Finance
                Authority (Credit Suisse
                LOC) 3.65% 2-26-98.........     3,000,000
  2,200,000   Lower Neches Valley Authority
                PCR (Chevron) 3.75%
                2-15-98....................     2,200,000
  3,500,000   Lower Neches Valley Authority
                PCR (Mobil Oil) 3.70%
                1-07-98....................     3,500,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------           -----------
TEXAS -- (CONTINUED)
$ 1,000,000   Northside Independent School
                District (Texas Permanent
                School Fund Guaranty) 6.50%
                2-15-98....................  $  1,003,479
  1,000,000   Richardson Independent School
                District (Texas Permanent
                School Fund Guaranty/United
                Bank of Switzerland LOC)
                4.20% 1-08-98..............     1,000,000
              Texas TRANS
  7,000,000     4.75% 8-31-98..............     7,042,560
                                              -----------
                                               27,496,039
                                              -----------
UTAH -- 6.1%
  2,500,000   Intermountain Power Agency
                (Bank of America LOC) 3.75%
                1-08-98....................     2,500,000
  5,500,000   Intermountain Power Agency
                (Swiss Bank LOC) 3.75%
                3-16-98....................     5,500,000
  7,700,000   State Board of Regents
                Student Loan Revenue Series
                88B (AMBAC/Dresdner) 3.65%
                1-07-98....................     7,700,000
  2,000,000   Utah Environmental
                Improvement Authority (USX
                Corp.) (Wachovia Bank LOC)
                3.75% 1-15-98..............     2,000,000
                                              -----------
                                               17,700,000
                                              -----------
VIRGINIA -- 2.4%
  3,900,000   Hampton Roads Regional Jail
                Authority (Wachovia Bank
                LOC) 3.70% 1-07-98.........     3,900,000
  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Misty Ridge
                Project) (BancOne LOC)
                4.10% 1-08-98..............     2,000,000
  1,000,000   Virginia Transportation Board
                (Escrowed in U.S.
                Government Securities)
                7.80% 3-01-98..............     1,026,159
                                              -----------
                                                6,926,159
                                              -----------


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
-----------   -----------------------------  ------------
MUNICIPAL SECURITIES -- (CONTINUED)
WASHINGTON -- 1.1%
$ 3,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 3.70%
                1-07-98....................  $  3,100,000
                                             ------------
WISCONSIN -- 0.3%
  1,000,000   Wisconsin (Escrowed in U.S.
                Government Securities)
                7.10% 5-01-98..............     1,010,786
                                             ------------
TOTAL INVESTMENTS -- 98.8%.................   286,451,060(a)
Other Assets & Liabilities, Net -- 1.2%....     3,453,422
                                             ------------
TOTAL NET ASSETS -- 100.0%.................  $289,904,482
                                             ============

Legend:
HEFA -- Health Education Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
LOC -- Letter of Credit
MFHA -- Multi-Family Housing Authority
 NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCR -- Pollution Control Revenue
TANS -- Tax Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
MBIA -- Municipal Bond Investors Assurance

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.


     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $50,517 of custodian fees have been reduced by balance credits applied during the year ended

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 1997. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.


     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.


     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities")


     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. Freedom Services Corp. received reimburse-

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

ments from the Funds for maintaining and servicing certain shareholder accounts for the year ended December 31, 1997 as follows:

                        CASH        GOVERNMENT         TAX
                     MANAGEMENT     SECURITIES     EXEMPT MONEY
                        FUND           FUND            FUND
                     ----------     ----------     ------------
                     $1,461,560      $118,400        $ 91,290
                     ==========      ========        ========

     John Hancock Signature Services, Inc. ("JHSS") is transfer agent for the Funds. JHSS received the following from the Funds for the year ended December 31, 1997:

                        CASH        GOVERNMENT         TAX
                     MANAGEMENT     SECURITIES     EXEMPT MONEY
                        FUND           FUND            FUND
                     ----------     ----------     ------------
                     $1,460,120      $124,100        $ 97,175
                     ==========      ========         =======

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the year ended December 31, 1997 were as follows:

                                                  CASH             GOVERNMENT           TAX
                                               MANAGEMENT          SECURITIES       EXEMPT MONEY
                                                  FUND                FUND              FUND
                                             ---------------     --------------     ------------
Purchases
  U.S. Government........................          --            $2,095,435,012         --
  Other..................................    $13,500,433,859           --           $703,103,689
Sales
  U.S. Government........................          --             2,050,731,001         --
  Other..................................     13,459,555,184           --           670,318,441

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTORS

                          Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                              Telephone Toll Free
                                  800-453-8206

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                             John Hancock Signature
                             Services, Incorporated
                                 P.O. Box 9102
                        Boston, Massachusetts 02205-9102

                              Telephone Toll Free
                                  800-257-3336




                                 [logo] FREEDOM
                              GROUP OF MONEY FUNDS

              No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information, or representations must not be relied upon as having been authorized by the Funds or their Distributors. This Prospectus does not constitute an offering by the Funds or by the Distributors in any jurisdiction in which such offering may not lawfully be made.

                                                                     F01APR 0298






                                 FREEDOM GROUP
                                 OF MONEY FUNDS


                                   [GRAPHIC]



                                    FREEDOM
                                CASH MANAGEMENT
                                      FUND

                                    [BULLET]

                                    FREEDOM
                                   GOVERNMENT
                                SECURITIES FUND

                                    [BULLET]

                                    FREEDOM
                                   TAX EXEMPT
                                   MONEY FUND

                         PROSPECTUS - FEBRUARY 27, 1998
                       ANNUAL REPORT - DECEMBER 31, 1997

                       STATEMENT OF ADDITIONAL INFORMATION


                               FREEDOM MUTUAL FUND
                          Freedom Cash Management Fund
                       Freedom Government Securities Fund

                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                          Freedom Tax Exempt Money Fund
                                  (The "Funds")





         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Prospectus dated February 27, 1998, which may be obtained at no charge from Freedom Distributors Corporation, One Beacon Street, Boston, Massachusetts 02108. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.



         The date of this Statement of Additional Information is February 27, 1998.

                                TABLE OF CONTENTS

                                                                                                               Page


GENERAL INFORMATION...............................................................................................1

INVESTORS FOR WHOM THE TRUSTS ARE DESIGNED........................................................................2


INVESTMENT OBJECTIVES AND POLICIES................................................................................2
     Additional Information on Investments - Mutual Fund Only.....................................................2
     Additional Information on Investments - Tax Exempt Money Fund Only...........................................4
     Special Types of Municipal Securities - Tax Exempt Money Fund Only...........................................6
     Temporary Taxable Investments - Tax Exempt Money Fund Only...................................................7
     Risk Considerations..........................................................................................8


INVESTMENT RESTRICTIONS...........................................................................................8
     Cash Management Fund and Government Securities Fund..........................................................8
     Tax Exempt Money Fund.......................................................................................10

PORTFOLIO TRANSACTIONS...........................................................................................12

CURRENT YIELD....................................................................................................12
     Yield Information...........................................................................................13

ADDITIONAL INFORMATION ON REDEMPTION.............................................................................13

NET ASSET VALUE..................................................................................................13

ADDITIONAL INFORMATION ON TAXES..................................................................................15
     Cash Management Fund and Government Securities Fund.........................................................15
     Tax Exempt Money Fund.......................................................................................16

MANAGEMENT OF THE TRUSTS.........................................................................................17

THE INVESTMENT ADVISER...........................................................................................19

DISTRIBUTION OF SHARES OF THE TRUSTS.............................................................................20

CUSTODIAN........................................................................................................20

FINANCIAL STATEMENTS AND INDEPENDENT ACCOUNTANTS.................................................................21

INFORMATION ABOUT SECURITIES RATINGS OF NATIONALLY
      RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROs").....................................................22


                               GENERAL INFORMATION

         Freedom Mutual Fund and Freedom Group of Tax Exempt Funds are open-end management investment companies organized as Massachusetts business trusts on December 22, 1980 and June 1, 1982, respectively. Freedom Mutual Fund (the "Mutual Fund") has two series, Freedom Cash Management Fund (the "Cash Management Fund") and Freedom Government Securities Fund (the "Government Securities Fund"). Freedom Group of Tax Exempt Funds (individually the "Tax Exempt Trust" and collectively with the Mutual Fund the "Trusts") currently has two series, Freedom Tax Exempt Money Fund (the "Tax Exempt Money Fund") and Freedom California Tax Exempt Money Fund, which is described in a separate prospectus and statement of additional information. Each of the Cash Management Fund and the Government Securities Fund seeks to obtain as high a rate of current income from investments in specified short-term money market instruments as is consistent with maintaining liquidity and preservation of capital. The Tax Exempt Money Fund seeks to obtain as high a rate of current income exempt from federal income taxes as is consistent with the maintenance of liquidity and preservation of capital by investing primarily in specified tax exempt, short-term money market instruments.

         The assets received by the Trusts from the issue and sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to that Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund are required to be segregated on the books of account and are to be charged with the expenses in respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.


         Each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and when issued is fully paid and nonassessable by the Trusts. Under the Trusts' Master Trust Agreements, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trusts called a meeting of shareholders on December 16, 1996 at which time shareholders elected the Board of Trustees. Thereafter, the Trustees are a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect Trustees. On any matter submitted to the shareholders for a vote, the holder of each share of a Fund is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Under the Master Trust Agreements, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of a Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. The Master Trust Agreements also provide that if ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees will either give such shareholders access to the shareholder lists or inform them of the cost involved if the Trusts forward materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.


         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

         Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

                   INVESTORS FOR WHOM THE TRUSTS ARE DESIGNED

         The following information supplements the discussion of the Funds' investment objectives and policies in the Prospectus of the Funds.


         The Funds offer the economic advantages of block purchases of securities and diversification. Securities and instruments of the types in which the Funds invest are not generally available in denominations of less than $100,000, and in many cases the minimum denominations are substantially higher. Typically, higher yields are not available unless money market instruments are bought directly from issuers in amounts of $1,000,000 or more. The Funds also offer investors the opportunity to participate in a more diversified selection of short-term securities than the size of each investor's own portfolio might otherwise permit.



         Investment in the Funds may also relieve the investor of several administrative burdens usually associated with the direct purchase of money market instruments, such as coordinating maturities and reinvestments, safekeeping of securities, surveying the market for the best price at which to buy and/or sell and maintaining separate principal and income records. Furthermore, purchasers electing and complying with the procedures for expedited redemption have the convenience, if a redemption order is received before 12:00 noon, New York time, on a business day on which the New York Stock Exchange is open for regular trading, of having the proceeds from the redemption of their shares remitted to their bank account at a member bank of the Federal Reserve System by Federal Funds wire for use on the same business day, provided that the federal wire system is open. In addition, shareholders availing themselves of the Trust's check redemption program have the convenience of making redemptions merely by writing a check. See "How to Redeem Shares" in the Prospectus. All such advantages, however, will be reduced to the extent of the expenses and losses of the Fund in which you invest (including losses from portfolio transactions or from defaults, if any, in payments of interest or principal by issuers).



                       INVESTMENT OBJECTIVES AND POLICIES


         The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectus. The policies described below in this section are not fundamental and may be changed upon notice to the shareholders.


Additional Information on Investments - Mutual Fund Only

         The Cash Management Fund may invest in all categories of investments described below, whereas the Government Securities Fund may invest only in U.S. Treasury securities, U.S. Government agency securities and repurchase agreements with respect to which the underlying securities are in those two categories.


         U.S. Treasury Securities: Either Fund may invest in the various types of marketable securities issued by the U.S. Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the United States Government and differ mainly from each other in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.



         U.S. Government Agency Securities: Either Fund may invest in U.S. Government agency securities, which are obligations guaranteed as to principal and interest by an agency or instrumentality of the U.S. Government. Some U.S. Government agency securities, such as Government National Mortgage Association pass-through certificates, are backed by the full faith and credit of the United States Treasury; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. The Government Securities Fund will not invest in the securities issued by the Federal National Mortgage Association or any other instrumentality where the bonds are supported only by the credit of that instrumentality. Subject to the foregoing, the Funds may invest in all types of U.S. Government agency securities currently outstanding or issued in the future.

         Domestic and Foreign Issuers. The Cash Management Fund may invest in U.S. dollar-denominated time deposits, certificates of deposit, bankers' acceptances of U.S. banks and their branches located outside of the U.S., U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Cash Management Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks. These short-term instruments may include obligations bearing fixed, floating or variable interest rates.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Cash Management Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Certificates of deposit are interest-bearing negotiable certificates issued by banks or financial institutions against funds deposited in the issuing institution.

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Cash Management Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

         Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.


         Variable and Floating Rate Instruments. The Cash Management Fund may invest in ceratin variable rate instruments (where the coupon interest rate adjusts on set dates) or floating rate instruments (where the coupon interest rate adjusts whenever a specific interest rate changes). The Fund may invest, subject to various conditions, in any variable or floating rate instrument that is scheduled to mature in more than 397 days if the Fund has certain demand rights to sell the instrument. For the purposes of qualifying the Fund as a money market fund, which includes complying with Rule 2a-7 under the Investment Company Act of 1940, each such long-term variable rate instrument shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or until the principal amount can be recovered through demand, and each such long-term floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The Cash Management Fund also may invest, subject to various conditions, in variable or floating rate securities where the principal amount of each such security is unconditionally to be paid in full in 397 days or less. For the purposes of qualifying as a money market fund, the maturity of each such short-term variable rate instrument shall be deemed to be the earlier of the period remaining until the next adjustment of the interest rate or until the principal amount can be recovered through demand, and the maturity of each such short-term floating rate security shall be deemed to be one day. Any variable or floating rate instrument in which the Cash Management Fund may invest must be reasonably expected to have a market value that approximates its amortized cost and all are subject to other conditions specified in Rule 2a-7.

 Repurchase Agreements. Both Funds may invest in securities subject to repurchase agreements with any member bank of the Federal Reserve System or primary dealer in U.S. Government securities. A repurchase agreement is characterized as an agreement under which the purchaser (i.e., the Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will only consist of U.S. Treasury or Government agency securities in the case of the Government Securities Fund, and those securities plus certificates of deposit, commercial paper or bankers' acceptances in the case of the Cash Management Fund. Repurchase agreements will be entered into with primary dealers for periods not to exceed seven days. Each repurchase agreement will be fully collateralized with respect to both principal and interest for the entire term of the agreement. Upon payment, possession of all of the underlying collateral will be transferred to an agent of a Fund for the term of the agreement. If a particular bank or securities dealer defaults on its obligation to repurchase the underlying security as required by the terms of a repurchase agreement, a Fund will incur a loss to the extent that the proceeds it receives in the sale of collateral are less than the repurchase price of the security. In addition, should the defaulting securities dealer or bank file for bankruptcy, a Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.


Additional Information on Investments - Tax Exempt Money Fund Only


         Following purchase by the Tax Exempt Money Fund, a Municipal Security (as defined in the Prospectus) may cease to be rated or its rating may be reduced below the minimum required for purchase by the Tax Exempt Money Fund. Neither event requires a sale of such security by the Fund, although Freedom Capital Management Corporation (the "Adviser") will consider such event to be relevant in determining whether the Fund should continue to hold such security in its portfolio. If the rating accorded by a Nationally Recognized Statistical Rating Organization ("NRSRO") for Municipal Securities changes due to changes in the rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained herein.


         The  two  principal   classifications   of  Municipal   Securities  are
"municipal notes" and "municipal bonds."

         Municipal Notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include:

         1. Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

         2. Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as revenues available under federal revenue sharing programs.

         3. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

         4. Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

         5. Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

         Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

         1. General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and waste and sewer systems. The basic security behind a general obligation bond is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. Revenue Bonds. Revenue bonds fund two sorts of projects, publicly-operated facilities ("revenue bonds") and privately-operated facilities ("industrial development bonds").

                  (a) Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, waste and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

                  (b) Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance privately-operated public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         There are also other types of Municipal Securities that are, or may become, available which are similar to the foregoing municipal notes and municipal bonds. Municipal Securities are sometimes supported by an irrevocable, unconditional external agreement (normally a bank letter of credit) from a bank whose own securities are of high quality in order to improve the credit rating of the Municipal Security. Such external agreement may be issued by a foreign bank.


         For the purpose of the Tax Exempt Money Fund's investment restrictions set forth beginning on page 10, the identification of the "issuer" of Municipal Securities which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities. In the case of industrial development bonds, the "issuer" is the user of the facility, which is usually a non-governmental entity.


         Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Securities may be materially affected. The Tax Exempt Money Fund may invest more than 25% of its total assets in Municipal Securities the interest upon which is paid from revenues of similar types of projects. There could be economic, business or political developments which might affect all Municipal Securities of a similar type. However, the Tax Exempt Money Fund believes that the most important consideration affecting credit risk is the quality of particular issues of Municipal Securities, rather than factors affecting all, or broad classes of, Municipal Securities.




Special Types of Municipal Securities - Tax Exempt Money Fund Only

         In addition to the general types of Municipal Securities discussed above, the Tax Exempt Money Fund may invest in the following Municipal Securities.

         When-Issued Securities. Municipal Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of municipal notes; during the period between purchase and settlement, no payment is made by the Tax Exempt Money Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income. It is the Fund's intention, however, to be fully invested to the extent practicable, subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a Municipal Security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.


         In accordance with Securities and Exchange Commission policy, whenever the Tax Exempt Money Fund agrees to purchase securities on a when-issued basis, its custodian will set aside cash or portfolio securities equal to the amount of the commitment in a separate account. If necessary, additional assets will be placed in the account daily so that the value of the account will equal the amount of the Fund's purchase commitment. When the time comes to pay for when-issued securities, the Fund will meet its obligations from the then-available cash flow, sale of securities held in the separate account, cash held in the separate account or otherwise, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations). To the extent that the Fund sets aside portfolio securities to satisfy its purchase commitment for when-issued securities, there will be a greater possibility of fluctuation in market value of the Fund's shares (see "Pricing of Our Shares" in the Prospectus) than if the Fund were to set aside cash. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objectives.



         Variable and Floating Rate Instruments. The Tax Exempt Money Fund may invest in certain variable rate instruments (where the coupon interest rate adjusts on set dates) or floating rate instruments (where the coupon interest rate adjusts whenever a specific interest rate changes). The Fund may invest, subject to various conditions, in any variable or floating rate instrument that is scheduled to mature in more than 397 days if the Fund has certain demand rights to sell the instrument. For the purposes of qualifying the Fund as a money market fund, which includes complying with Rule 2a-7 under the Investment Company Act of 1940, each such long-term variable rate instrument shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or until the principal amount can be recovered through demand, and each such long-term floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The Tax Exempt Money Fund also may invest, subject to various conditions, in variable or floating rate securities where the principal amount of each such security is unconditionally to be paid in full in 397 days or less. For the purposes of qualifying as a money market fund, the maturity of each such short-term variable rate instrument shall be deemed to be the earlier of the period remaining until the next adjustment of the interest rate or until the principal amount can be recovered through demand, and the maturity of each such short-term floating rate security shall be deemed to be one day. Any variable or floating rate instrument in which the Tax Exempt Money Fund may invest must be reasonably expected to have a market value that approximates its amortized cost and all are subject to other conditions specified in Rule 2a-7.

Temporary Taxable Investments - Tax Exempt Money Fund Only

         Although the Tax Exempt Money Fund will be invested primarily in Municipal Securities, the Fund is authorized to place up to 20% of its net assets in taxable investments or in cash reserves during normal market conditions for liquidity reasons. During periods of uncertain market conditions, the Fund may place more than 20% of its total assets for temporary defensive purposes in taxable investments or cash reserves. The taxable investments in which the Fund may invest are:

                  (a) obligations of the U.S. Government and its agencies and instrumentalities (not all of such obligations are backed by the full faith and credit of the United States; for example, bonds issued by Federal National Mortgage Association, a private corporation, are backed only by the credit of the issuing instrumentality);

                  (b) certificates of deposit, bankers' acceptances and short-term obligations of domestic branches of U.S. banks with total assets of $1 billion or more;


                  (c) commercial paper rated at least A-1 by Standard & Poor's, Prime-1 by Moody's (or equivalently rated by another NRSRO), or, if not rated, of equivalent investment quality as determined by the Adviser;



                  (d) short-term debt securities of issuers having, at the time of purchase, a quality rating within one of the two highest rating categories by Moody's (Aaa or Aa), Standard & Poor's (AAA or AA) or Fitch (AAA or AA) (or equivalently rated by another NRSRO); and


                  (e) repurchase agreements with respect to an underlying security which would otherwise qualify for investment by the Fund.

         Temporary taxable investments of up to 20% of total assets may also be made in anticipation of redemptions, pending investment of proceeds from subscription for Fund shares or from the sale of portfolio securities, or because of market conditions or the scarcity of suitable tax exempt securities. Interest income from such investments will be taxable to shareholders as ordinary income under federal tax laws. Consequently, the Fund intends to invest its assets in Municipal Securities to the maximum extent possible and prudent.

         Repurchase Agreements. Repurchase agreements maturing in more than seven days, together with any other illiquid instruments held by the Tax Exempt Money Fund (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which the Board of Trustees or the Adviser has determined under Board-approved guidelines are liquid), will not, at the time entered into, exceed 10% of the net assets of such Fund. Because of their short maturity, repurchase agreements provide liquidity to the Fund while allowing the Fund to remain fully or substantially invested. The Fund will only enter into repurchase agreements of one business day's maturity and only with broker/dealers with substantial capital or major U.S. banks. Each repurchase agreement will be fully collateralized with respect to both principal and interest by U.S. Treasury instruments for the entire term of the agreement. Upon payment, possession of all underlying collateral will be transferred to an agent of the Fund for the term of the agreement. If a particular securities dealer or bank defaults on its obligation to repurchase the underlying security as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the security. In addition, should the defaulting securities dealer or bank file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.


Risk Considerations


         There can be no assurance that the Tax Exempt Money Fund will achieve its investment objectives or be able to maintain its net asset value per share at $1.00. The price stability and liquidity of the Fund may not be equal to that of a money market fund which exclusively invests in short-term taxable money market securities. The taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market.

         Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligations and the rating of the issue.




         Tax exempt securities purchased on a when-issued basis are subject to changes in value as a result of changes in interest rates in the same way that securities held in the Fund's portfolio are. Purchasing tax exempt securities on a when-issued basis can thus involve a risk that yields available in the market when delivery takes place may actually be higher than those obtained in the when-issued transaction.

                             INVESTMENT RESTRICTIONS

Cash Management Fund and Government Securities Fund

         The following investment restrictions apply to both the Cash Management Fund and Government Securities Fund. They may not be changed without a shareholder vote, shareholders of each Fund voting separately to change restrictions applying to their Fund. A change requires the affirmative vote of a majority of a Fund's outstanding shares, which as used in this Statement means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of that Fund's outstanding shares.

         With respect to investment restrictions Number 1 through 10 below, neither Fund may:

         1. Purchase securities on margin; sell short; purchase warrants; or write, purchase, or sell puts, calls, straddles, spreads or combinations thereof.

         2. Borrow money, except from banks for temporary purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 10% of the value of that Fund's assets at the time of such borrowing, provided, that so long as such borrowings exceed 5% of the value of the net assets, that Fund will not make any investments; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in an aggregate amount not in excess of the dollar amount borrowed.

         3. Act as an underwriter of securities of other issuers.

         4. Purchase securities (other than under repurchase agreements of not more than one week's duration, considering only the remaining days to maturity of each existing repurchase agreement) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, and, with regard to the Cash Management Fund, commercial paper exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, which the Board of Trustees or the Adviser has determined under Board-approved guidelines are liquid), if as a result of any such purchase, more than 10% of that Fund's net assets would be invested in such securities.

         5. Purchase any securities if, immediately after such purchase, more than 25% of the value of that Fund's total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury securities, Government agency securities and bank obligations. Neither all finance companies as a group nor all utility companies as a group are considered a single industry for purposes of this restriction.

         6. Purchase securities of any one issuer, other than U.S. Treasury securities or Government agency securities, if immediately after such purchase, more than 5% of the value of that Fund's total assets would be invested in such issuer.

         7. Acquire more than 10% of any class of securities of an issuer. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security or other differences.

         8. Purchase or sell real estate.

         9. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         10. Make loans, except that a Fund may purchase or hold debt instruments and may enter into repurchase agreements in accordance with its investment objective and policies.

         11. Issue any class of securities senior to any other class of securities, except each Fund may purchase when-issued securities as described under "Investment Objectives and Policies."

         12. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         The following investment restrictions may be changed by the Board of Trustees without the approval of shareholders. Appropriate notice will be given of any changes in these restrictions made by the Board of Trustees. With respect to investment restrictions Number 12 through 15 below, the Funds may not:

         13. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, and except for purchases of the securities of money market mutual funds.

         14. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

         15. Invest more than 5% of either Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years.

         16. Purchase or retain the securities of an issuer if those officers or trustees of the Trust or officers or directors of the Adviser who are also officers or directors of the issuer and who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

         17. Neither Fund currently intends to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

Tax Exempt Money Fund

         The following investment restrictions apply to the Tax Exempt Money Fund. They may not be changed without a shareholder vote. A change requires the affirmative vote of a majority of the Fund's outstanding shares, which as used in this Statement means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. With respect to investment restrictions Number 1 through 12 below, the Fund may not:

         1. Purchase securities on margin; sell short; purchase warrants; or write, purchase, or sell straddles, spreads, or combinations thereof.

         2. Borrow money, except from banks for temporary purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 10% of the value of the Fund's assets at the time of such borrowing, provided, that so long as such borrowings exceed 5% of the value of the net assets, the Fund will not make any investments; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in an aggregate amount not in excess of the dollar amount borrowed.

         3. Act as an underwriter of securities of other issuers, except to the extent that the purchase of Municipal Securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting.

         4. Purchase securities (other than under repurchase agreements of not more than one week's duration, considering only the remaining days to maturity of each existing repurchase agreement) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which the Board of Trustees or the Adviser has determined under Board-approved guidelines are liquid), if as a result of any such purchase, more than 10% of the Fund's net assets would be invested in such securities.

         5. Purchase any securities if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in general municipal obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         6. Purchase securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer.

         7. Acquire more than 10% of any class of securities of an issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities which are backed by the full faith and credit of the United States.

         8. Purchase or sell real estate, except this shall not prevent the Fund from investing in Municipal Securities secured by real estate or interests therein.

         9. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         10. Make loans, except that the Fund may hold debt instruments and enter into repurchase agreements in accordance with its investment objectives and policies.

         11. Issue any class of securities senior to any other class of securities, except that the Fund may purchase when-issued securities as described under "Investment Objectives and Policies."

         12. Invest more than 25% of its total assets within a single state of the United States or the District of Columbia.

         13. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         The following investment restrictions may be changed by the Board of Trustees without the approval of shareholders. Appropriate notice will be given of any changes in these restrictions made by the Board of Trustees. With respect to investment restrictions Number 14 through 17 below, the Fund may not:

         14. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, and except for purchases of the securities of money market mutual funds.

         15. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

         16. Invest more than 5% of the Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years, except obligations issued or guaranteed by the U.S. Government or its agencies, or Municipal Securities (other than industrial development bonds) (for this purpose the period of operation of the issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer).

         17. Purchase or retain the securities of an issuer if those officers or trustees of the Trust or officers or directors of the Adviser who are also officers or directors of the issuer and who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

         18. The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         For the purposes of the limitations set forth in paragraphs 5, 6, 7, 16 and 17, the Fund will regard the entity which has the ultimate responsibility for the payment of principal and interest as the issuer.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                             PORTFOLIO TRANSACTIONS

         The Advisory Agreements authorize the Adviser (subject to the control of the Boards of Trustees) to select brokers and dealers to execute purchases and sales of portfolio securities. They direct the Adviser to use its best efforts to obtain the best overall terms for the Trusts, taking into account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer.


         With respect to the Cash Management Fund and the Government Securities Fund, the Adviser generally will purchase portfolio securities for both Funds either directly from the issuer or from dealers who specialize in "money market" instruments. During the last three fiscal years ended December 31, 1995, 1996, and 1997, the Cash Management Fund and the Government Securities Fund paid no brokerage commissions.



         With respect to the Tax Exempt Money Fund, purchases and sales of the Fund's portfolio securities are generally placed by the Adviser with the issuer, the issuer's underwriter or with a primary market maker. Usually no brokerage commission is paid, although the price usually includes an undisclosed compensation. (Transactions with primary market makers reflect the spread between bid and asked prices; purchases of underwritten issues include an underwriting fee paid by the issuer to the underwriter.) During the last three fiscal years ended December 31, 1995, 1996 and 1997, the Tax Exempt Money Fund paid no brokerage commissions.


         With respect to all of the Funds, to the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trusts with research services such as credit analysis. Any such research services would be available for use on all investment advisory accounts of the Adviser.

         Other investment advisory clients advised by the Adviser may also invest in the same securities as the Trusts. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including any Fund. In some instances, this investment procedure may adversely affect the price paid or received by any Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for any Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

         In no instance will portfolio securities be purchased from or sold to Tucker Anthony Incorporated ("Tucker Anthony"), Sutro & Co. Incorporated ("Sutro") or any affiliated person (as defined in the 1940 Act) thereof.

         The Board of Trustees of the Mutual Fund has determined that any portfolio transaction for the Mutual Fund may be executed through Tucker Anthony or Sutro, if, in the Adviser's judgment, the use of Tucker Anthony or Sutro is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Tucker Anthony or Sutro charges the Mutual Fund a commission rate consistent with those charged by Tucker Anthony or Sutro to comparable unaffiliated customers in similar transactions. Neither Tucker Anthony nor Sutro will participate in commissions in brokerage given by the Mutual Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.


                                  CURRENT YIELD

         The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement or prospectus for a "money market" fund be computed by a standardized method based on a historical seven calendar day period referred to as the "base period." The yield quoted may be a simple annualized yield or a compounded effective yield which gives effect to the reinvestment of the proceeds of the investment portfolio. If the compounded effective yield is used in an advertisement, the simple annualized yield must also be included. Both yields are computed on the basis of the base period return on a hypothetical pre-existing account in each Fund having a balance of one share at the beginning of the seven-day base period. The base period return equals the net change in value of the account over the seven-day period, including dividends declared both on the original share and on any additional shares purchased with previous dividends (such dividends are declared daily and paid from the net investment income of the Fund) and minus all fees, other than nonrecurring account or sales charges charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The fees deducted will take into account the expense limitation agreement as described in "Our Management" in the Prospectus. The net change in value does not include realized gains and losses from the sale of securities or unrealized appreciation or depreciation of the securities. The base period return is then multiplied by 365/7 to arrive at the annualized simple yield. The compounded effective yield is calculated by dividing the base period return (calculated as above) by 7, adding 1, raising that sum to the 365th power and subtracting 1 from the result. Both calculations of yields are then expressed to at least two decimal points.

Yield Information


         Cash Management Fund. For the seven day period ended December 31, 1997, the simple annualized yield of the Cash Management Fund was 5.05%, the compound effective yield was 5.18%, and the Fund had an average weighted maturity of investments of 31 days.



         Government Securities Fund. For the seven day period ended December 31, 1997, the simple annualized yield of the Government Securities Fund was 4.99%, the compound effective yield was 5.11%, and the Fund had an average weighted maturity of investments of 40 days.



         Tax Exempt Money Fund. For the seven day period ended December 31, 1997, the simple annualized yield of the Tax Exempt Money Fund was 3.27%, the compound effective yield was 3.32%, and the Fund had an average weighted maturity of investments of 43 days.




                      ADDITIONAL INFORMATION ON REDEMPTION

         The Trusts may suspend redemption privileges or postpone the date of payment on shares of any Fund for more than seven days during any period (1) when the New York Stock Exchange is closed (other than for week-ends or holidays) or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for either Trust to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

         It is possible that under unusual circumstances the redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

                                 NET ASSET VALUE

         As disclosed in the Prospectus, the net asset value per share of each Fund is determined at 12:00 noon New York time Monday through Friday, as described below. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The net asset value per share of the Funds is determined daily under the general supervision of the Trusts' Board of Trustees by the Trusts' custodian at 12:00 noon New York time on each day on which the New York Stock Exchange is open or on which there is a sufficient degree of trading in the Trusts' portfolio securities that the current net asset value of the Trusts' redeemable securities might be materially affected by changes in the value of the portfolio securities. Purchase or redemption orders accepted by John Hancock Signature Services, Incorporated ("JHSS") prior to 12:00 noon New York time will be priced at 12:00 noon New York time that day. Purchase or redemption orders accepted by JHSS subsequent to 12:00 noon New York time will be priced at 12:00 noon New York time the next day that net asset value is computed. Net asset value per share is computed by taking the value of all assets of any Fund, less liabilities, and dividing by the number of shares of the Fund outstanding. To determine the value of the assets of any Fund for the purpose of obtaining the net asset value, portfolio securities are valued at amortized cost, as described below, and interest is accrued daily.

         Since the Trusts have adopted a policy of normally holding portfolio securities to maturity, all portfolio securities of the Funds will normally be valued at amortized cost. Thus, it is not expected that realized or unrealized gains or losses on portfolio securities will be a substantial factor in the computation of the net asset value or gross income of any Fund. If in some extraordinary circumstance any Fund experiences gains or losses (realized or unrealized), whether recognized or unrecognized, this could result in a change in net asset value, a change in dividends, or both.


         The Trusts intend to comply with the provisions of Rule 2a-7 under the 1940 Act, which permits each Fund to compute the net asset value using the amortized cost method of valuing portfolio securities. To comply with that rule, the Board of Trustees of each Trust has agreed to establish procedures to stabilize the net asset value for each Fund at $1.00 per share. These procedures include a review by the Board of Trustees of the extent of any deviation of net asset value per share, based on available market quotations or estimates of market value determined by the Boards of Trustees in good faith, from the Fund's $1.00 amortized cost value per share. If that deviation exceeds 1/2 of 1%, the Trustees will consider any action that should be initiated to reasonably eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, withholding dividends, or utilizing a net asset value per share as determined by using available market quotations. In addition, the Trusts must (a) maintain a dollar weighted average portfolio maturity of 90 days or less for each Fund, (b) not purchase any instrument with a remaining maturity greater than 397 days, (c) limit portfolio investments, including repurchase agreements, to securities that, at the time of acquisition, (i) are rated in one of the two highest categories by at least two NRSROs (or by one organization if only one organization has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or
(iii) if not rated, are of comparable quality as determined by the Boards of Trustees in accordance with procedures established by the Boards of Trustees, and (d) comply with certain reporting and recordkeeping procedures. The Trusts' officers will periodically review the method of valuation and recommend changes to the Boards of Trustees which may be necessary to assure that the portfolio securities of the Funds are valued at their fair value as determined by the Trustees in good faith. The Funds will limit their investments to securities that present minimal credit risks, as determined by the Boards of Trustees in accordance with the procedures established by the Boards of Trustees.



         Amortized cost valuation involves valuing a security at its acquisition cost and adding or subtracting, ratably to maturity, adjustments for amortization of premium or accretion of discount, regardless of the impact of current market factors on the value of the security. Under the amortized cost method of valuation, neither the amount of daily income nor net asset value is affected by any unrealized appreciation or depreciation of the portfolio. As a result, in periods of declining interest rates, the indicated daily yield on a portfolio valued by amortized cost will be higher than on a portfolio valued by market prices.

         Since there is no sales load involved in an investment in either Trust, 100% of the shareholder's purchase price is invested in shares of the Fund purchased.

                         ADDITIONAL INFORMATION ON TAXES


         The following discussion offers only a brief outline of certain federal tax consequences of investing in the Funds. Investors should consult their own tax advisors for more detailed information and for the information regarding the impact of state and local taxes upon such an investment.



         Each Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be liable for federal income taxes on its net investment income (i.e., the Fund's investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the Fund's net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years, if any) that it distributes to shareholders, provided that the Fund distributes at least 90% of its net investment income and tax-exempt interest income for the taxable year. However, the Fund will be subject under current tax rates to a federal income tax at a maximum effective rate of 35% on any undistributed net investment income and net capital gain. To qualify for tax treatment as a "regulated investment company" under the Code, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (A) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).


         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at corporate rates and, in such event, dividend distributions to its shareholders would be eligible for the corporate dividends received deduction.


         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute, or be deemed to have distributed, during each calendar year an amount at least equal to the sum of (1) 98% of its taxable ordinary income for the calendar year (not taking into account any capital gains or losses), (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Funds intend to make sufficient distributions to avoid this 4% excise tax.


         Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are taxable as of December 31, provided that a Fund pays the dividend during the following January. It is expected that none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

Cash Management Fund and Government Securities Fund

         Since none of the net investment income of the Cash Management Fund or the Government Securities Fund will arise from dividends on common or preferred stock, it is expected that none of the Trust's distributions to shareholders will be eligible for the corporate dividends received deduction.

         Since all net investment income will be distributed as dividends, it will be taxable to shareholders as ordinary income, except for (a) such portion as may exceed a shareholder's ratable share of a Fund's earnings and profits as determined for tax purposes and available therefor, which excess will be applied against and reduce the shareholder's adjusted tax basis for his shares, and (b) amounts representing distributions of realized net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and properly designated as such. If the excess described in (a) above were to exceed the shareholder's tax basis for his shares, the amount thereof would be treated as gain from the sale or exchange of such shares. The amount of any net capital gain realized by a Fund is, to the extent designated by that Fund, taxable to shareholders as long-term capital gain, regardless of the length of time a particular shareholder may have held his shares in the Fund. Not later than sixty days after the end of each taxable year, each Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which is a distribution of long-term capital gain or represents a return of capital. In view of their policy of investing only in instruments maturing within one year, it is unlikely that either Fund will realize any long-term capital gains.

Tax Exempt Money Fund

         Net investment income received by the Fund from investments in debt securities other than tax exempt securities, and any excess of net short-term capital gain over net long-term capital loss recognized by the Fund, will be taxable to shareholders upon distribution as ordinary income, regardless of whether the distribution is paid in cash or in additional shares. The excess of net long-term capital gain over net short-term capital loss ("net capital gain"), to the extent properly designated by the Fund, will be taxable to shareholders upon distribution as long-term capital gain, regardless of the length of time the shares have been held or whether the distribution is paid in cash or in additional shares. Such distributions of net capital gain will not be eligible for the dividends received deduction for corporations. However, it is expected that any such amounts will be insubstantial in relation to the tax exempt interest generated by the Fund.


         Interest on certain private activity bonds issued after August 7, 1986 not otherwise subject to federal income tax may be subject to the federal alternative minimum tax ("AMT") although the interest continues to be excludable from gross income for other purposes. The AMT requires certain taxpayers to use alternative tax rate schedules and calculations to ensure that they pay at least a minimum amount of income tax, even if they make substantial use of certain tax deductions and exclusions (including the "items of tax preference"). Interest from certain private activity bonds is one of the items of tax preference that is added into income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. Under regulations to be prescribed, exempt-interest dividends paid by the Fund will be treated as interest on such private activity bonds to the extent of the proportionate share of the interest on such bonds received by the Fund. In addition, corporate investors should note that exempt-interest dividends will be a component of the "current earnings" adjustment for the corporate AMT. Prospective investors should consult their own tax advisors with respect to the possible application of the AMT to their tax situation.


         To the extent that the net asset value at the time of purchase of shares in the Fund reflects capital gains, a subsequent distribution to the shareholder of such amounts, although constituting a return of his investment, would be taxable as described above. Any loss on the sale or exchange of shares of the Fund held for six months or less will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

         Information concerning the tax status of dividends and distributions is mailed to shareholders annually. The Fund anticipates that substantially all of the dividends to be paid by the Fund will be exempt from federal income taxes. If any portion of the Fund's dividends is not exempt from federal income taxes, the Fund will advise shareholders in the annual tax information notice of the percentage of both tax exempt and taxable income. The Fund will also advise shareholders in the annual tax information notice of the proportion of dividends and distributions derived from Municipal Securities of each state. In accordance with the Code, expenses of the Fund will be allocated pro rata between taxable and nontaxable income.

         Shareholders who are recipients of Social Security benefits should be aware that tax-exempt interest dividends received from the Fund are taken into account for purposes of determining whether their incomes are large enough to result in taxation of up to 85% of the amount of such Social Security benefits.

         From time to time, proposals have been introduced before Congress for the purpose of restricting, limiting, or eliminating the federal income tax exemptions for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. If any such proposal were enacted, the availability of Municipal Securities for investment by the Fund and the value of the Fund's portfolio would be affected. In such an event, the Fund would reevaluate its investment objective and policies.

                            MANAGEMENT OF THE TRUSTS

         The Trustees and executive officers of the Trusts and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is One Beacon Street, Boston, Massachusetts 02108.


         *Dexter A. Dodge-Trustee, Chairman of the Board and Chief Executive Officer, President and Managing Director of the Adviser since July 1992. He is
63. Vice President of Freedom Distributors Corporation since 1989 and Director since 1994.



         Richard A. Farrell-Trustee-160 Federal Street, Boston, Massachusetts 02110. He is 64. President since 1980 of Farrell, Healer & Co., a venture capital management firm that manages The Venture Capital Fund of New England.



         Ernest T. Kendall-Trustee-230 Beacon Street, Boston, Massachusetts 02116. He is 65. President, Commonwealth Research Group, Inc., Boston, MA, a consulting firm specializing in microeconomics, regulatory economics and labor economics, since 1978.



         Richard B. Osterberg-Trustee-84 State Street, Boston, MA 02109. He is
53. Member of the law firm of Weston, Patrick, Willard & Redding, Boston, MA since 1978.



         *Lawrence G. Kirshbaum-Trustee and Chief Financial Officer-1 World Financial Center, New York, New York 10281. He is 55. Chief Financial Officer and Executive Vice President of Freedom Securities Corporation since 1992. Director of Tucker Anthony Incorporated, Sutro & Co. Incorporated, John Hancock Clearing Corporation and the Adviser since 1992. Chairman of Prescott, Ball & Turben, Inc., Cleveland, Ohio, from 1987-1990. Chief Financial Officer of Prescott, Ball & Turben, Inc. from 1982-1987.



         William H. Darling -Trustee - 294 Washington Street, Suite 310, Boston, Massachusetts 02108. He is 48. President, W.H. Darling & Co., Inc., managing corporate general partner to a coal land lessor, since 1994. Partner of Sagamore Partners, which provides trustee services to family and related trusts, since 1993. Certified Public Accountant, William A. Darling, CPA since 1982.



         John R. Haack - Trustee - 311 Commonwealth Avenue #81, Boston, Massachusetts 02115. He is 55. Vice President of Operations, Reliable Transaction Processing, 1995 to present. Major General, Assistant to the Commander in Chief, U.S. Space Command, 1993 to 1995. General Manager, Unilect Industries, which is an electrical component manufacturer, 1993 to 1994. Brigadier General, Commander of 102nd Fighter Interceptor Wing, U.S. Air Force and Air National Guard, 1986 to 1993.



         Laurence  R.  Veator,  Jr.  -  Trustee  -  8  Cove  Way,  Rust  Island,
Gloucester,   Massachusetts  01930.  He is 64.  Currently  retired.  Formerly,
President, Pacific/Interamerican Divisions of Grace Specialty Chemicals Co. from 1975 to 1987.



         John J. Danello-President and Secretary-President of the Adviser since February 1996, Chief Operating Officer of the Adviser since February 1994 and Managing Director, Clerk and General Counsel since November 1986. He is 42. President and Director since February 1989 and Clerk since February 1987 of Freedom Distributors Corporation. Prior to November 1986, Mr. Danello was associated with the law firm of Goodwin, Procter & Hoar.



         Darlene F. Rego-Treasurer-Vice President of the Adviser since February 1995 and Assistant Vice President since December 1992. She is 34. Assistant Treasurer of the Trusts from July 1987 until December 1992.



         Mary Jeanne Currie-Vice President-Vice President of the Adviser since February 1983. She is 49.


-----------------
* Trustee may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

         Paul F. Marandett-Vice President-Vice President of the Adviser since 1990. He is 55. From 1980 to 1990, Mr. Marandett was a vice president with the Bank of Boston.



         Maureen M. Renzi-Assistant Secretary-Assistant Vice President of the Adviser since February 1995 and Assistant Clerk and Compliance Officer since July 1992. She is 33. Vice President of Freedom Distributors Corporation since February 1995. Paralegal of New England Securities from March 1989 to July 1992.



         Messrs. Dodge, Danello, Kirshbaum, Marandett and McCarthy and Mesdames Currie, Rego and Renzi are all officers of the Adviser as well as of the Trusts.


         During the last fiscal year of the Trust, the Trustees were compensated as follows:


Name of                        Aggregate               Aggregate             Aggregate                Total
Trustee                       Compensation            Compensation          Compensation          Compensation
                          from the Tax Exempt     from the Government      from the Cash        from Fund Complex
                              Money Fund            Securities Fund       Management Fund     Paid to Trustees (a)

Dexter A. Dodge                 $    0                  $    0               $     0                $     0
Richard A. Farrell               4,385                   4,637                13,137                 25,500
Ernest T. Kendall                3,385                   3,637                12,137                 21,500
Richard B. Osterberg             4,385                   4,637                12,137                 25,500
Lawrence G. Kirshbaum                0                       0                     0                      0
William H. Darling               1,920                   2,114                 8,900                 14,000
John R. Haack                    1,920                   2,114                 8,900                 14,000
Laurence R. Veator, Jr.          1,920                   2,114                 8,900                 14,000


(a) Includes compensation from the Tax Exempt Money Fund, Government Securities Fund, Cash Management Fund, Freedom California Tax Exempt Money Fund and Fund Manager Portfolios. The Trust does not provide any pension or retirement benefits for the Trustees.





     To the knowledge of the Mutual Fund and the Tax Exempt Trust, no person beneficially owns 5% or more of the shares of any of the Funds. As of January 31, 1998, the officers and Trustees of the Mutual Fund as a group owned less than 1% of each of the Cash Management Fund and the Government Securities Fund, and the officers and Trustees of the Tax Exempt Trust as a group owned less than 1% of the Tax Exempt Money Fund.

 THE INVESTMENT ADVISER

     The investment adviser for each of the Funds is Freedom Capital Management Corporation (formerly Tucker Anthony Management Corporation), a Massachusetts corporation (the "Adviser"), with offices at One Beacon Street, Boston, Massachusetts. The Adviser is a registered investment advisory firm which maintains a large securities research department, the efforts of which will be made available to the Funds.


     The Adviser is an indirect, wholly-owned subsidiary of JHFSC Acquisition Corp., a Delaware Corporation. JHFSC Acquisition Corp. is located at One Beacon Street, Boston, Massachusetts 02108. JHFSC Acquisition Corp. is owned by an investor group which includes certain members of management and employees of Freedom Securities and its subsidiaries, including the Adviser (the "Employee Shareholders")(32.29%), Thomas H. Lee Equity Fund III, L.P. (49.9%), SCP Private Equity Partners, L.P. (13.0%), and John Hancock Subsidiaries, Inc. (4.9%).


     Thomas H. Lee Equity Fund III, L.P. is a Massachusetts limited partnership. The general partner of Thomas H. Lee Equity Fund III, L.P. is THL Equity Advisors III Limited Partnership, a Massachusetts limited partnership. The general partner of THL Equity Advisors III Limited Partnership is THL Equity Trust III, a Massachusetts business trust. The sole beneficial owner of THL Equity Trust III is Thomas H. Lee. The address of Thomas H. Lee Equity Fund III, L.P., THL Equity Advisors III Limited Partnership and THL Equity Trust III is 75 State Street, Boston, Massachusetts 02109.


     SCP Private Equity Partners, L.P. is a Delaware limited partnership. The general partner of SCP Private Equity Partners, L.P. is SCP Private Equity Management, L.P., a Delaware limited partnership. The interests of SCP Private Equity Management, L.P. are divided equally among its three general partners:
Safeguard Capital Management, Inc. (which is a wholly owned subsidiary of Safeguard Scientifics, Inc., a publicly held company), Winston J. Churchill and Samuel A. Plum. The address of SCP Private Equity Partners, L.P., SCP Private Equity Management, L.P., Safeguard Capital Management, Inc., Winston J. Churchill and Samuel A. Plum is 435 Devon Park Drive, Wayne, Pennsylvania 19087. John Hancock Subsidiaries, Inc. is an indirect subsidiary of John Hancock Mutual Life Insurance Company. The address of John Hancock Subsidiaries, Inc. is 101 Huntington Avenue, Boston, Massachusetts 02199-7603.






     Freedom Distributors Corporation ("Freedom"), Sutro & Co., Incorporated ("Sutro") and Tucker Anthony Incorporated ("Tucker Anthony" and together with Freedom and Sutro, the "Distributors"), affiliates of the Adviser, serve as distributors and principal underwriters for the Funds pursuant to a distribution agreement with each Trust. Freedom, established in 1987, is an indirect subsidiary of JHFSC Acquisition Corp. Tucker Anthony (formerly Tucker, Anthony & R.L. Day, Inc.), a brokerage firm which is a member of the New York Stock Exchange, is also an indirect subsidiary of JHFSC Acquisition Corp. and continues an investment banking and brokerage business established in 1892. Sutro, a brokerage firm which is a member of the New York Stock Exchange, is an indirect, wholly-owned subsidiary of JHFSC Acquisition Corp.


     Pursuant to investment advisory agreements dated as of November 29, 1996 (the "Advisory Agreements") between the respective Trusts and the Adviser, the Adviser agreed to act as investment adviser and manager to the Funds. As manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Boards of Trustees, which investments should be purchased, held, sold or exchanged, (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent, and (c) provide the Trusts with such executive, administrative and clerical personnel, officers and equipment as are deemed necessary for the conduct of the business of the Trusts.

     Each Trust bears all costs of its organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses (except that the expense of printing and mailing prospectuses used for promotional purposes will not be borne by the Trusts), proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares of the Trust; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Trust's custodian, including those for keeping books and accounts and calculating the net asset value of shares of each Fund; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; the compensation and expenses of its Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

         The Advisory Agreement for the Mutual Fund was approved on October 3, 1996 by all of the Trustees, including all of the Trustees who are not parties to that Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940) of any such party and was approved at a meeting held on December 16, 1996 by the outstanding shareholders of each of the Cash Management Fund and the Government Securities Fund. The continuation of the Advisory Agreement for the Tax Exempt Trust was approved on October 3, 1996 by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party and was approved at a meeting held on December 16, 1996 by the outstanding shareholders of the Tax Exempt Money Fund. The Advisory Agreements will continue in effect with respect to the Mutual Fund and Tax Exempt Trust from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of each Fund or by the Board of Trustees, and (ii) by a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any such party. The Advisory Agreements may be terminated on 60 days written notice by either party and will terminate automatically if they are assigned.

         Mr. Osterberg, a Trustee of the Trusts, is a member of the law firm of Weston, Patrick, Willard & Redding, which has retained the Adviser from time to time to provide investment advisory consulting services for clients of such firm.


         For the fiscal year ended December 31, 1995, the Cash Management Fund, the Government Securities Fund and the Tax Exempt Money Fund paid the Adviser an investment advisory fee of $5,802,037, $1,391,071 and $1,365,700, respectively.



         For the fiscal year ended December 31, 1996, the Cash Management Fund, the Government Securities Fund and the Tax Exempt Money Fund paid the Adviser an investment advisory fee of $6,993,034, $1,573,331, and $1,434,813 respectively.



         For the fiscal year ended December 31, 1997, the Cash Management Fund, Government Securities Fund and the Tax Exempt Money Fund paid the Adviser an investment advisory fee of $7,749,372, $ 1,603,441 and $ 1,416,138 respectively.



                      DISTRIBUTION OF SHARES OF THE TRUSTS

         The Trusts have each entered into a Distribution Agreement with the Distributors whereby the Distributors act as exclusive selling agent of the Funds selling shares of each Fund on a "best efforts" basis. Although the Distributors distribute shares of each Fund on a continuous basis, shares may also be purchased directly from the Funds. No underwriting commissions or discounts are paid to the Distributors in connection with their distribution of shares of the Funds.

                                    CUSTODIAN

         All cash and securities of the Trusts are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106, as custodian.

                FINANCIAL STATEMENTS AND INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 serves as the Trusts' independent accountants, providing audit services, including review and consultation, in connection with various filings by the Trusts with the Securities and Exchange Commission and tax authorities.


         The financial statements and the report of the independent accountants with respect to the Cash Management Fund, the Government Securities Fund and the Tax Exempt Money Fund for the fiscal year ended December 31, 1997 are included in the Trusts' Prospectus.

              INFORMATION ABOUT SECURITIES RATINGS OF NATIONALLY
             RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROs")

Debt Security Ratings, Including Municipal Bonds

         MOODY'S INVESTORS SERVICE, INC. Aaa--the "best quality." Aa--"high quality by all standards", but margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds.

         STANDARD  &  POOR'S  CORPORATION.   AAA--"obligations  of  the  highest
quality." AA--issues with investment characteristics "only slightly less marked than those of the prime quality issues."

Ratings of Municipal Notes

         MOODY'S INVESTORS SERVICE, INC. MIG 1: the best quality. MIG 2: high quality, with margins of protection ample although not so large as in the preceding group.

Ratings of Commercial Paper

         MOODY'S INVESTORS SERVICE, INC. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2 or P3.


         STANDARD & POOR'S CORPORATION. Commercial paper rated A-1+ (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; and long-term senior debt is rated "A-1+" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A1, A2, or A3.


         IBCA LIMITED/IBCA INC. Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         FITCH INVESTORS SERVICES, INC. Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

         DUFF & PHELPS INC. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: Short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of time payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

         THOMSON BANKWATCH, INC. ("BANKWATCH"). BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1," "TBW- 2," "TBW-3," or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A," A/B," "B," "B/C, "C," "C/D," "D," "D/E," and "E") to each issuer that it rates.

         Certain NRSROs utilize rankings within rating categories indicated by a + or -. The Funds, in accordance with industry practice, recognize such rankings with categories as graduations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

Ratings of Short-Term Corporate Debt Securities

         MOODY'S INVESTORS SERVICE, INC. Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat greater.

         STANDARD & POOR'S CORPORATION. AAA--Highest grade. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.
AA--High grade. Generally, these bonds differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

         FITCH INVESTORS SERVICE, INC. AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may be considered, such as a wide margin of protection through collateral, security or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating. AA--Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though it has a strong lien, or the margin of safety may be less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

                                     PART C


                 To the Registration Statement of Freedom Mutual
                   Fund including Freedom Cash Management Fund
                    (the "Cash Management Fund") and Freedom
                    Government Securities Fund (the "Government
                                Securities Fund")


Item 24.          Financial Statements and Exhibits.

                  (a)      Financial Statements:

                           (1) Financial Statements included in PART A (Prospectuses) of this Registration
                                    Statement:



                                    Financial Highlights for the Cash Management
                                    Fund and the Government Securities Fund for the fiscal periods ended 1988 through 1997.



                                    Financial Statements for the Cash Management
                                    Fund and the Government Securities Fund for year ended December 31, 1997.



                                            Report of Independent Accountants
                                            Investments
                                            Statement of Assets and Liabilities
                                            Statement of Operations
                                            Statement of Changes in Net Assets



                           (2) Financial Statements included in PART B of this Registration Statement:

                                            None


                  (b)      Exhibits:


         Exhibit No.                                Description
         -----------                                -----------
               1               (a)  Agreement  and  Declaration  of Trust  dated
                                    December 22, 1980. (i)
                               (b)  Amendment No. 1 to Agreement and Declaration
                                    of Trust. (i)
                               (c)  Amendment No. 2 to Agreement and Declaration
                                    of Trust. (i)
                               (d)  Amendment No. 3 to Agreement and Declaration
                                    of Trust. (i)
                               (e)  Amendment No. 4 to Agreement and Declaration
                                    of Trust. (i)
                               (f)  Amendment No. 5 to Agreement and Declaration
                                    of Trust. (i)
                               (g)  Amendment No. 6 to Agreement and Declaration
                                    of Trust. (i)



         Exhibit No.                               Description
         -----------                               -----------

               2                    By-Laws as  amended  and  restated. (i)

               3                    Not Applicable.

               4                    Specimen share certificates for the Cash
                                    Management Fund and Government Securities
                                    Fund. (i)

               5                    Investment  Advisory Contract dated November
                                    29,  1996  between  Registrant  and  Freedom
                                    Capital  Management Corporation. (ii)

               6                    Distribution  Agreement  dated  November 29,
                                    1996 by and  among  the  Registrant,  Tucker
                                    Anthony  Incorporated,  Freedom Distributors
                                    Corporation and Sutro & Co., Incorporated.
                                    (i)

               7                    None.

               8                    Custody Agreement dated March 19, 1981
                                    between Registrant and State Street Bank.
                                    (i)


               9                    Transfer   Agency  and   Service   Agreement
                                    between Freedom Mutual Fund and John Hancock
                                    Fund  Services,  Inc.(recently  renamed John
                                    Hancock  Signature  Services,  Incorporated)
                                    dated as of June 19, 1993.  Transfer  Agency
                                    and  Service  Agreement  dated  as of May 8,
                                    1995 among Freedom  Mutual Fund with respect
                                    to the Cash  Management  Fund,  Fund Manager
                                    Trust  and  Investors  Bank & Trust Company.
                                    (iii)


              10                    Legal   opinion   and  consent  of  Goodwin,
                                    Procter  & Hoar  with  respect  to the  Cash
                                    Management  Fund and  Government  Securities
                                    Fund. (i)


         Exhibit No.                               Description
         -----------                               -----------

              11                    Consent of Price Waterhouse LLP.

              12                    None.


              13                    Investment letters. (i)


              14                    Prototype IRA  (including SEP IRA) and Keogh
                                    Plan offered by Tucker,  Anthony & R.L. Day,
                                    Inc. (i)


              15                    None.

              16                    Not applicable.


              27                    Financial   Data   Schedules  for  the  Cash
                                    Management    Fund   and   the    Government
                                    Securities Fund.


              18                    None.

              19                    Powers of  Attorney. (i)




-------------
Footnote
Reference
---------



(i) Filed as an exhibit under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, under the same exhibit number and incorporated herein by reference.



(ii) Filed as an exhibit under Post-Effective Amendment No. 25, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, under the same exhibit number and incorporated herein by reference.



(iii) Filed as an exhibit under Post-Effective Amendment No. 24, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, under the same exhibit number and incorporated herein by reference.



Item 25.          Persons Controlled by or Under Common Control with Registrant.

         Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. Registrant does not have any subsidiaries.

Item 26.          Number of Holders of Securities.



         As of January 31, 1998, the record holders of each class of Registrant's securities were as follows:


                  Title of Class                        Number of Record Holders
                  --------------                        ------------------------
                  Freedom Cash                                   183,423
                    Management Fund                              -------

                  Freedom Government                              15,573
                    Securities Fund                              -------





Item 27.          Indemnification.

         Under Article VII of the Registrant's Agreement and Declaration of Trust, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940. Said Article VII further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 28.          Business and Other Connections of Investment Adviser.

         Freedom Capital Management Corporation (the "Adviser") is a registered investment adviser. The Adviser's offices are located at One Beacon Street, Boston, Massachusetts. The Adviser is a wholly-owned subsidiary of Freedom Securities Corporation. Freedom Distributors Corporation, a registered broker-dealer, is a wholly-owned subsidiary of the Adviser and acts as a distributor of shares of the Registrant. The principal office of Freedom Distributors Corporation is at One Beacon Street, Boston, Massachusetts 02108. The principal office of Freedom Securities Corporation is One Beacon Street, Boston, Massachusetts. The Adviser offers a wide range of investment advisory services to both individuals and institutions.

         On June 25, 1982, the Adviser and Tucker Anthony Incorporated, a brokerage firm which is a member of the New York Stock Exchange and continues an investment banking and brokerage business established in 1892 were acquired by John Hancock Mutual Life Insurance Company ("John Hancock") as indirect subsidiaries.


         On November 29, 1996, John Hancock, through its subsidiary, John Hancock Subsidiaries Inc., transferred 95.1% of the capital stock of Freedom Securities Corporation to JHFSC Acquisition Corp. JHFSC Acquisition Corp. is a Delaware corporation owned by certain employees and members of management of John Hancock Freedom Securities, Thomas H. Lee Equity Fund III, L.P. and SCP Private Equity Partners, L.P.


         The Adviser also acts as investment adviser for two other registered investment company, Freedom Group of Tax Exempt Funds and Fund Manager Portfolios.

         The following information is provided with respect to each director and executive officer of the Adviser:

                                                    Business and Other
                          Position                  Positions Within
      Name              With Adviser                Last Two Years
      ----              ------------                ------------------

Dexter A. Dodge         Chairman,                  Managing Director
                        Managing                   of the Adviser.
                        Director                   Director of Freedom
                                                   Distributors Corporation.

John J. Danello         President,                 President and Director
                        Managing Director,         of Freedom Distributors
                        Clerk and                  Corporation.
                        General Counsel

Richard V. Howe         Managing                   Managing Director of
                        Director                   the Adviser.

                                       C-5

                                             Business and Other
                            Position          Positions Within
         Name             With Adviser         Last Two Years
         ----             ------------       ------------------

Arthur E. McCarthy        Managing           Managing Director of
                          Director           Tucker Anthony
                                             Incorporated.



Lawrence G. Kirshbaum     Managing           Chief Financial Officer of
                          Director           Freedom Securities Corporation
                                             Director of Tucker Anthony Holding
                                             Corp., John Hancock Clearing
                                             Corporation and Sutro Group.
                                             Registered Principal of Tucker
                                             Anthony Incorporated. Former Chief
                                             Executive Officer of Kirshbaum &
                                             Co. and of Prescott, Ball & Turben.

John H. Goldsmith         Managing           President and Chief
                          Director           Executive Officer of
                                             Freedom Securities Corporation
                                             Chairman and Chief Executive
                                             Officer of Tucker Anthony
                                             Incorporated.


Terrence J. Gerlich       Managing           Managing Director of the Adviser
                          Director

Charles B. Lipson         President of the   President and founder of the M.D.
                          M.D. Hirsch        Hirsch Division of the Adviser
                          Division of the    since February 1995. President
                          Adviser            and Chief Operating Officer.
                                             Officer of the M.D. Hirsch Division
                                             of Republic Asset Management
                                             Corporation from February 1991 to
                                             December 1994.

Michael D. Hirsch         Chairman,          Chairman, M.D. Hirsch Division of
                          M.D. Hirsch        the Adviser since February 1995.
                          Division of the    Vice President and Executive Vice
                          Adviser            Chairman and Managing Director,
                                             Portfolio Manager M.D. Hirsch
                                             Division of Republic Asset
                                             Management Corporation from June
                                             1993 to February 1994.


Item 29.          Principal Underwriters.

         (a) Freedom Distributors Corporation ("Freedom"), Sutro & Co., Incorporated ("Sutro") and Tucker Anthony Incorporated ("Tucker Anthony") act as co-distributors for the Cash Management Fund and the Government Securities Fund series of the Trust. Freedom also acts as co-distributor with Tucker Anthony and Sutro for Freedom Group of Tax Exempt Funds, a registered investment company. Freedom acts as a distributor for four other registered investment companies:
Freedom Investment Trust, Freedom Investment Trust II, Freedom Investment Trust III and FundManager Portfolios.

         (b)(1) The name of each director and officer of Freedom, together with the offices held by such person with Freedom and the Registrant, are set forth below. The principal business address of each person named below is One Beacon Street, Boston, MA 02108.

         Name                       Offices With Freedom and the Registrant

John J. Danello...................  President and Director of Freedom and
                                    Secretary of the Registrant

Michael G. Ferry..................  Treasurer of Freedom

Dexter A. Dodge...................  Director of Freedom and Chief Executive
                                    Officer of the Registrant.

Maureen M. Renzi..................  Vice President and Clerk of Freedom
                                    and Assistant Secretary of the Registrant.

         (b)(2) The persons whose names and addresses are set forth below hold the offices with Tucker Anthony indicated below. None of these persons holds any position or office with Freedom.



    Name and Principal
     Business Address                     Offices With Tucker Anthony
John H. Goldsmith (1)................  Chairman, Chief Executive Officer
                                       and Director


Robert H. Yevich (2).................  President and Director


Kevin J. McKay (2)...................  Executive Vice President


Marc Menchel (2).....................  General Counsel,
                                       Secretary and Clerk


John B. Mullin.......................  Treasurer and Chief
                                       Financial Officer


--------

(1)   Business address is One Beacon Street, Boston, Massachusetts 02108.

(2) Business address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

         (b) (3) The name and principal business address of each director and officer of Sutro, together with the offices held by such persons with Sutro, are set forth below. No officer or director of Sutro holds any office with the Registrant.


       Name and Principal
        Business Address                    Offices With Sutro
John F. Luikart (1).................... President and CEO

Mary Jane Delaney (1).................. Executive Vice President,
                                        General Counsel and Secretary

John H. Goldsmith (2).................. Chairman

Raymond J. Minehan (1)................. Executive Vice President

John W. Eisele (1) .................... Executive Vice President

Thomas R. Weinberger (3)............... Executive Vice President

Jerry Phillips (1)..................... Executive Vice President


(1) Business address is 201 California Street, San Francisco, California 94111.

(2) Business address is One Beacon Street, Boston, Massachusetts 02108.


(3) Business address is 11150 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025.


         (c) Not applicable.

Item 32.          Undertakings.

         (a) Not applicable.

         (b) Not applicable.

         (c) Registrant hereby undertakes to furnish each person, upon request and without charge, to whom a Prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston and Commonwealth of Massachusetts on the 26th day of February, 1998.




                                    FREEDOM MUTUAL FUND

                                    By: /s/ Dexter A. Dodge
                                        ----------------------------------------
                                        Dexter A. Dodge, Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                   Title                   Date
         ---------                   -----                   ----
Principal Executive Officer

/s/ Dexter A. Dodge                  Chairman and Trustee    February 26, 1998
---------------------------
Dexter A. Dodge

Principal Financial and
Accounting Officer

            *                        Trustee                 February 26, 1998
------------------------------
Lawrence G. Kirshbaum

            *                        Trustee                 February 26, 1998
--------------------------
Richard A. Farrell

            *                        Trustee                 February 26, 1998
---------------------------
Ernest T. Kendall

            *                        Trustee                 February 26, 1998
------------------------------
Richard B. Osterberg


            *                        Trustee                 February 26, 1998
------------------------------
William H. Darling

            *                        Trustee                 February 26, 1998
------------------------------
John R. Haack

            *                        Trustee                 February 26, 1998
------------------------------
Laurence R. Veator, Jr.


*By: /s/ Dexter A. Dodge
     -------------------------
     Dexter A. Dodge, Attorney-in-Fact under Powers of Attorney dated
     February 1, 1995, January 23, 1997, January 27, 1997 and January 28, 1997
     and included as Exhibit 19 to Post-Effective Amendment No. 26, File
     No. 2-70863, and incorporated herein by reference.

                                                                        Manually
                                                                        Numbered
Exhibit No.                                 Description                   Page
-----------                                 -----------                   ----



  11              Consent of Price Waterhouse LLP.


  27              Financial Data Schedules.
